As filed with the Securities and Exchange Commission on February 16, 2021

Registration No. 333-252001

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

Fidelity Investment Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY® EMERGING EUROPE, MIDDLE EAST, AFRICA (EMEA) FUND

A SERIES OF

FIDELITY INVESTMENT TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-877-208-0098 (ADVISOR CLASSES)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (Fidelity EMEA Fund), a series of Fidelity Investment Trust (the trust), will be held on April 14, 2021 at 8:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof. In light of public health concerns regarding COVID-19, the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the meeting in person.

(1)

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity EMEA Fund to Fidelity® Emerging Markets Fund in exchange solely for corresponding shares of beneficial interest of Fidelity® Emerging Markets Fund and the assumption by Fidelity® Emerging Markets Fund of Fidelity EMEA Fund’s liabilities, in complete liquidation of Fidelity EMEA Fund.

The Board of Trustees has fixed the close of business on February 16, 2021 as the record date for the determination of the shareholders of the fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

By order of the Board of Trustees,

CYNTHIA LO BESSETTE, Secretary

February 16, 2021

Your vote is important – please vote your shares promptly.

In light of public health concerns regarding COVID-19, the Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting you must register at https://viewproxy.com/fidelityfunds/broadridgevsm/. You will be required to enter your name, an email address and the control number found on your proxy card, voting instruction form or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 (Retail Class) or 1-877-208-0098 (Advisor Classes) to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Tuesday, April 13, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.

Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m., Eastern Time, on April 13, 2021. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.

Any shareholder who does not expect to attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions below or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting website during the Meeting.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing a proxy card may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.

All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE

A.	1)	ABC Corp.	John Smith, Treasurer

	2)	ABC Corp.	John Smith, Treasurer

		c/o John Smith, Treasurer

B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2)	ABC Trust	Ann B. Collins, Trustee

	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee

		u/t/d 12/28/78

C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft

		f/b/o Anthony B. Craft, Jr.

		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET

1.	Read the proxy statement, and have your proxy card handy.

2.	Call the toll-free number or visit the web site indicated on your proxy card.

3.	Enter the number found in the box on the front of your proxy card.

4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on April 13, 2021.

FIDELITY® EMERGING EUROPE, MIDDLE EAST, AFRICA (EMEA) FUND

FIDELITY® EMERGING MARKETS FUND

SERIES OF

FIDELITY INVESTMENT TRUST

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210

1-800-544-8544 (RETAIL CLASS)

1-877-208-0098 (ADVISOR CLASSES)

PROXY STATEMENT AND PROSPECTUS

FEBRUARY 16, 2021

This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (Fidelity EMEA Fund), a series of Fidelity Investment Trust (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity EMEA Fund and at any adjournments thereof (the Meeting), to be held on April 14, 2021 at 8:00 a.m. Eastern Time (ET). In light of public health concerns regarding COVID-19, the Board of Trustees and Fidelity Management & Research Company LLC (FMR), the fund’s investment adviser, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about February 16, 2021.

As more fully described in the Proxy Statement, shareholders of Fidelity EMEA Fund are being asked to consider and vote on an Agreement and Plan of Reorganization (the Agreement) relating to the proposed acquisition of Fidelity EMEA Fund by Fidelity® Emerging Markets Fund. The transaction contemplated by the Agreement is referred to as the Reorganization.

If the Agreement is approved by the fund’s shareholders and the Reorganization occurs, each shareholder of Fidelity EMEA Fund will become a shareholder of Fidelity® Emerging Markets Fund. Fidelity EMEA Fund will transfer all of its assets to Fidelity® Emerging Markets Fund in exchange solely for shares of beneficial interest of Fidelity® Emerging Markets Fund and the assumption by Fidelity® Emerging Markets Fund of Fidelity EMEA Fund’s liabilities in complete liquidation of the fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on May 14, 2021, or such other time and date as the parties may agree (the Closing Date).

Fidelity® Emerging Markets Fund (together with Fidelity EMEA Fund, the funds), an equity fund, is a diversified series of Fidelity Investment Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Fidelity® Emerging Markets Fund seeks capital appreciation. Fidelity® Emerging Markets Fund seeks to achieve its investment objective by normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Proxy Statement sets forth concisely the information about the Reorganization and Fidelity® Emerging Markets Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:

(i) the Statement of Additional Information dated February 16, 2021, relating to this Proxy Statement;

(ii) the Prospectus for Fidelity® Emerging Markets Fund, as supplemented, dated December 30, 2020, relating to Fidelity® Emerging Markets Fund shares, a Retail Class of Fidelity® Emerging Markets Fund, a copy of which, if applicable, accompanies this Proxy Statement;

(iii) the Prospectus for Fidelity® Emerging Markets Fund dated February 16, 2021, relating to Class A, Class M, Class C, Class I, and Class Z shares, a copy of which, if applicable, accompanies this Proxy Statement;

(iv) the Statement of Additional Information for Fidelity® Emerging Markets Fund dated December 30, 2020, relating to Fidelity® Emerging Markets Fund shares, a Retail Class of Fidelity® Emerging Markets Fund;

(v) the Statement of Additional Information for Fidelity® Emerging Markets Fund dated February 16, 2021, relating to Class A, Class M, Class C, Class I, and Class Z shares;

(vi) the Prospectus for Fidelity EMEA Fund dated December 30, 2020, relating to Fidelity EMEA Fund shares, a Retail Class of Fidelity EMEA Fund;

(vii) the Prospectus for Fidelity EMEA Fund dated December 30, 2020, relating to Class A, Class M, Class C, and Class I shares;

(viii) the Statement of Additional Information for Fidelity EMEA Fund dated December 30, 2020, relating to Fidelity EMEA Fund shares, a Retail Class of Fidelity EMEA Fund; and

(ix) the Statement of Additional Information for Fidelity EMEA Fund dated December 30, 2020, relating to Class A, Class M, Class C, and Class I shares.

You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semiannual reports without charge by contacting the trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544 (Retail Class) and 1-877-208-0098 (Advisor Classes), or by logging on to www.fidelity.com (Retail Class) or institutional.fidelity.com (Advisor Classes).

The trust is subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

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SYNOPSIS

The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of Fidelity® Emerging Markets Fund carefully for more complete information.

Certain arrangements described herein, including without limitation, the establishment of Class A, Class M, Class C, and Class I shares, are not currently in effect for Fidelity® Emerging Markets Fund, but rather are expected to become effective shortly prior to consummation of the Reorganization.

What proposal am I being asked to vote on?

As more fully described in “The Proposed Transaction” below, shareholders of Fidelity EMEA Fund are being asked to approve the Agreement relating to the proposed acquisition of Fidelity EMEA Fund by Fidelity® Emerging Markets Fund.

Shareholders of record as of the close of business on February 16, 2021 will be entitled to vote at the Meeting.

If the Agreement is approved by fund shareholders and the Reorganization occurs, each shareholder of Fidelity EMEA Fund will become a shareholder of Fidelity® Emerging Markets Fund instead. Fidelity EMEA Fund will transfer all of its assets to Fidelity® Emerging Markets Fund in exchange solely for shares of beneficial interest of Fidelity® Emerging Markets Fund and the assumption by Fidelity® Emerging Markets Fund of Fidelity EMEA Fund’s liabilities in complete liquidation of the fund. Each shareholder of Fidelity EMEA Fund will receive shares of the corresponding class of Fidelity® Emerging Markets Fund. The Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

Has the Board of Trustees approved the proposal?

Yes. The fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

What are the reasons for the proposal?

The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:

•	The Reorganization will permit Fidelity EMEA Fund shareholders to pursue the same investment objective in a larger and more successful fund.

•	Fidelity EMEA Fund shareholders can get more diversified exposure to emerging markets.

•

Fidelity EMEA Fund shareholders are expected to benefit from an expense reduction, including a decrease of 10 basis points in management fees due to the benefit of Fidelity® Emerging Markets Fund’s lower non-standard management fee and from spreading fixed costs over a larger asset base.

•

Over the long-term, Fidelity® Emerging Markets Fund has outperformed Fidelity EMEA Fund over all standard time periods and has earned five stars from Morningstar compared to two stars for Fidelity EMEA Fund.

•	The Reorganization will qualify as a tax-free Reorganization for federal income tax purposes.

For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of Fidelity® Emerging Markets Fund that I will receive?

Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of the Reorganization. As provided in the Agreement, Fidelity EMEA Fund will distribute shares of Fidelity® Emerging Markets Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of Fidelity® Emerging Markets Fund equal in value to the net asset value of shares of Fidelity EMEA Fund held by such shareholder on the Closing Date.

For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization.”

What class of shares of Fidelity® Emerging Markets Fund will I receive?

Holders of Fidelity EMEA Fund (Retail Class), and Class A, Class M, Class C, and Class I shares of Fidelity EMEA Fund will receive, respectively, Fidelity® Emerging Markets Fund (Retail Class), Class A, Class M, Class C, and Class I shares of Fidelity® Emerging Markets Fund. Class A, Class M, Class C, and Class I of Fidelity® Emerging Markets Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

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Is the Reorganization considered a taxable event for federal income tax purposes?

No. Each fund will receive an opinion of counsel that the Reorganization will not result in any gain or loss for federal income tax purposes to either fund or to the shareholders of either fund, except that Fidelity EMEA Fund may recognize gain or loss with respect to assets (if any) that are subject to “mark-to-market” tax accounting.

For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”

How do the funds’ investment objectives, strategies, policies, and limitations compare?

The funds have the same investment objective. Each fund seeks capital appreciation. Each fund’s investment objective is non-fundamental and does not require shareholder approval to change.

Although the funds have similar principal investment strategies, there are some differences of which you should be aware. The following compares the principal investment strategies of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund:

Fidelity EMEA Fund	Fidelity® Emerging Markets Fund

The Adviser normally invests at least 80% of the fund’s assets in securities of emerging Europe, Middle East and Africa issuers and other investments that are tied economically to the EMEA region. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. EMEA countries include, without limitation, Russia, South Africa, Israel, Turkey, Poland, Egypt, Czech Republic, Hungary, and Morocco. The Adviser normally invests the fund’s assets primarily in common stocks.	The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund’s assets primarily in common stocks.
The Adviser normally allocates the fund’s investments across different EMEA region countries.	The Adviser normally allocates the fund’s investments across different emerging market countries.
The Adviser may invest up to 35% of total assets in any industry that accounts for more than 20% of the EMEA market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the EMEA market, currently the MSCI EM (Emerging Markets) Europe, Middle East and Africa Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.	No corresponding principal strategy.
Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in relatively few companies and up to 25% in a single issuer.	No corresponding principal strategy.
In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.	Same principal strategy.
If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.	Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”

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Although the funds have similar fundamental and non-fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the investment policy and limitation differences between Fidelity EMEA Fund and Fidelity® Emerging Markets Fund:

Fidelity EMEA Fund	Fidelity® Emerging Markets Fund

Fundamental policies and limitations (subject to change only by shareholder vote)	Fundamental policies and limitations (subject to change only by shareholder vote)

No corresponding policy or limitation.	Diversification. The fund may not with respect to 75% of the fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund’s total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund’s total assets would be invested in any industry that accounts for more than 20% of the EMEA market as a whole, as measured by an index determined by FMR to be an appropriate measure of the EMEA market.	Concentration. The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in companies whose principal business activities are in the same industry.

Non-Fundamental Policies and Limitations	Non-Fundamental Policies and Limitations

Diversification. In order to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund’s total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund’s taxable year.

The Fund intends to comply with the Subchapter M diversification requirements.

Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Fidelity® Emerging Markets Fund.

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How do the funds’ management and distribution arrangements compare?

The following summarizes the management and distribution arrangements of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund:

Management of the Funds

The principal business address of FMR, each fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210.

As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of January 1, 2020, FMR had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan; FIL Investments (Japan) Limited (FIJ), at Tri-Seven Roppongi, 7-7-7 Roppongi, Minato-ku, Tokyo, Japan 106-0032; FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda; and FIL Investment Advisors (UK) Limited (FIA(UK)), located at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, United Kingdom, are sub-advisers to the funds. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management.

FMR is expected to continue serving as manager, and each of the sub-advisers are expected to continue serving as sub-advisers of the combined fund after the Reorganization.

Adam Kutas is portfolio manager of Fidelity EMEA Fund, which he has managed since May 2008. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Kutas has worked as a manager, research analyst, and portfolio manager.

John Dance is portfolio manager of Fidelity® Emerging Markets Fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

John Dance, who is currently the portfolio manager of Fidelity® Emerging Markets Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Each fund pays FMR a management fee calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month. The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase. For October 2020, the group fee rate for Fidelity EMEA Fund and Fidelity® Emerging Markets Fund was 0.23%. The individual fund fee rate is 0.55% for Fidelity EMEA Fund and 0.45% for Fidelity® Emerging Markets Fund.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s semi-annual report for the fiscal period ended April 30, 2020.

If the Reorganization is approved, the combined fund will retain Fidelity® Emerging Markets Fund’s management fee structure.

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contract(s)” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Expense Limitation and Reimbursement Arrangements

FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Retail Class of Fidelity EMEA Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.55%,1.80%, 2.30%, 1.30%, and 1.30% through February 28, 2022 (the Expense Caps).

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For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, which are incorporated herein by reference, and to “Annual Fund and Class Operating Expenses” below.

If the proposed Reorganization is not approved, the fund will maintain its current expense structure.

Distribution of Fund Shares

The principal business address of FDC, each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.

Fidelity EMEA Fund (Retail Class), and Fidelity® Emerging Markets Fund (Retail Class) have each adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.

Class A, Class M, Class C, and Class I of Fidelity EMEA Fund have adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act.

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

Class M has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

In addition, pursuant to the Class M plan, Class M pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Class I has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I.

If the Reorganization is approved, the Distribution and Service Plans for the combined fund will remain unchanged.

For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?

The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.

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Annual Fund and Class Operating Expenses

The following tables show the fees and expenses of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund for the 12 months ended October 31, 2020, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Sales charges, if applicable, are paid directly to FDC, each fund’s distributor. Annual fund or class operating expenses are paid by each fund or class, as applicable.

As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of Fidelity EMEA Fund.

Retail Class

Shareholder Fees (paid directly from your investment)

	Fidelity EMEA Fund	Fidelity® Emerging Markets Fund	Fidelity® Emerging Markets Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund	Fidelity® Emerging Markets Fund Pro forma Combined

Management fee	0.79%		0.68%	0.68%

Distribution and/or Service (12b-1) fees	None		None	None

Other expenses	0.56%		0.24%	0.24%

Total annual operating expenses	1.35%	(a)	0.92%	0.92%

Fee waiver and/or expense reimbursement	0.04%	(b)	0.00%	0.00%

Total annual operating expenses after fee waiver and/or expense reimbursement	1.31%	(a)	0.92%	0.92%

(b) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

(b) Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.30% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

Class A

Shareholder Fees (paid directly from your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		5.75%		5.75%

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	None	(a)

(a) Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.

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Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund(b)	Fidelity® Emerging Markets Fund Pro forma Combined(b)

Management fee	0.79%		0.68%	0.68%

Distribution and/or Service (12b-1) fees	0.25%		0.25%	0.25%

Other expenses	0.58%		0.33%	0.33%

Total annual operating expenses	1.62%		1.26%	1.26%

Fee waiver and/or expense reimbursement	0.07%	(a)	0.00%	0.00%

Total annual operating expenses after fee waiver and/or expense reimbursement	1.55%		1.26%	1.26%

(a) Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.55% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b) Class will commence operations in May 2021.

Class M

Shareholder Fees (paid directly from your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	3.50%		3.50%		3.50%

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	None	(a)

(a) Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.25%.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund(b)	Fidelity® Emerging Markets Fund Pro forma Combined(b)

Management fee	0.79%		0.68%	0.68%

Distribution and/or Service (12b-1) fees	0.50%		0.50%	0.50%

Other expenses	0.61%		0.36%	0.36%

Total annual operating expenses	1.90%		1.54%	1.54%

Fee waiver and/or expense reimbursement	0.10%	(a)	0.00%	0.00%

Total annual operating expenses after fee waiver and/or expense reimbursement	1.80%		1.54%	1.54%

(a) Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.80% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b) Class will commence operations in May 2021.

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Class C

Shareholder Fees (paid directly from your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None		None		None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	(a)	1.00%	(a)	1.00%	(a)

(a) On Class C shares redeemed less than one year after purchase.

Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund(c)	Fidelity® Emerging Markets Fund Pro forma Combined(c)

Management fee	0.79%		0.68%	0.68%

Distribution and/or Service (12b-1) fees	1.00%		1.00%	1.00%

Other expenses	0.62%		0.37%	0.37%

Total annual operating expenses	2.41%	(a)	2.05%	2.05%

Fee waiver and/or expense reimbursement	0.10%	(b)	0.00%	0.00%

Total annual operating expenses after fee waiver and/or expense reimbursement	2.31%	(a)	2.05%	2.05%

(b) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

(b) Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 2.30% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(c) Class will commence operations in May 2021.

Class I

Shareholder Fees (paid directly from your investment)

	Fidelity EMEA Fund	Fidelity® Emerging Markets Fund	Fidelity® Emerging Markets Fund Pro forma Combined

Maximum sales charge (load) on purchases (as a % of offering price)	None	None	None

Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	None	None

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Annual Class Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund(b)	Fidelity® Emerging Markets Fund Pro forma Combined(b)

Management fee	0.79%		0.68%	0.68%

Distribution and/or Service (12b-1) fees	None		None	None

Other expenses	0.60%		0.35%	0.35%

Total annual operating expenses	1.39%		1.03%	1.03%

Fee waiver and/or expense reimbursement	0.09%	(a)	0.00%	0.00%

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%		1.03%	1.03%

(a) Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 1.55% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b) Class will commence operations in May 2021.

Examples of Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

Retail Class

	Fidelity EMEA Fund	Fidelity® Emerging Markets Fund	Fidelity® Emerging Markets Fund Pro forma Combined

1 year	$133	$94	$94

3 years	$422	$293	$293

5 years	$734	$509	$509

10 years	$1,619	$1,131	$1,131

Class A

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 year	$724	$724	$696	$696	$696	$696

3 years	$1,048	$1,048	$952	$952	$952	$952

5 years	$1,397	$1,397	$1,227	$1,227	$1,227	$1,227

10 years	$2,379	$2,379	$2,010	$2,010	$2,010	$2,010

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Class M

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 year	$526	$526	$501	$501	$501	$501

3 years	$913	$913	$819	$819	$819	$819

5 years	$1,328	$1,328	$1,160	$1,160	$1,160	$1,160

10 years	$2,484	$2,484	$2,120	$2,120	$2,120	$2,120

Class C

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 year	$334	$234	$308	$208	$308	$208

3 years	$739	$739	$643	$643	$643	$643

5 years	$1,273	$1,273	$1,103	$1,103	$1,103	$1,103

10 years	$2,736	$2,736	$2,379	$2,379	$2,379	$2,379

Class I

	Fidelity EMEA Fund		Fidelity® Emerging Markets Fund		Fidelity® Emerging Markets Fund Pro forma Combined
	Sell All	Hold All	Sell All	Hold All	Sell All	Hold All

1 year	$132	$132	$105	$105	$105	$105

3 years	$428	$428	$328	$328	$328	$328

5 years	$749	$749	$569	$569	$569	$569

10 years	$1,658	$1,658	$1,259	$1,259	$1,259	$1,259

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.

Do the procedures for purchasing and redeeming shares of the funds differ?

The procedures for purchasing and redeeming shares of the funds are generally similar, although the price to buy one share of a fund or the price to sell one share of a fund will vary depending on whether the shares are subject to a sales charge or CDSC, as applicable.

The price to buy one share of Fidelity EMEA Fund (Retail Class) and Fidelity® Emerging Markets Fund (Retail Class) is the fund’s net asset value per share (NAV). The fund’s shares are sold without a sales charge. Shares are purchased at the next NAV calculated after an order is received in proper form. The fund’s NAV is normally calculated each business day at 4:00 p.m. ET.

The price to buy one share of Class A or Class M of Fidelity EMEA Fund is the class’s offering price or the class’s NAV, depending on whether a front-end sales charge is paid. The offering price of Class A or Class M is its NAV plus the applicable front-end sales charge. If the purchase qualifies for a front-end sales charge waiver, the price is Class A’s or Class M’s NAV.

Class A shares of Fidelity EMEA Fund are sold subject to a maximum front-end sales charge of 5.75%. Class A purchases of Fidelity EMEA Fund of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge (CDSC) that declines over 2 years from 0.25% to 0%. Class M shares of Fidelity EMEA Fund are sold subject to a maximum front-end sales charge of 3.50%. Class M purchases of Fidelity EMEA Fund of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a CDSC of 0.25% if redeemed less than one year after purchase.

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The price to buy one share of Class C of Fidelity EMEA Fund is the class’s NAV. Class C shares are sold without a front-end sales charge, but may be subject, upon redemption, to a CDSC. Class C shares of Fidelity EMEA Fund are subject to a CDSC of 0.25% if redeemed less than one year after purchase.

The price to buy one share of Class I of Fidelity EMEA Fund is the class’s NAV. Class I shares are sold without a front-end sales charge or CDSC.

The procedures for redeeming shares of the funds differ.

The price to sell one share of Fidelity EMEA Fund, the Retail Class of Fidelity EMEA Fund, and Fidelity® Emerging Markets Fund, the Retail Class of Fidelity® Emerging Markets Fund is the fund’s NAV. Shares are sold at the next NAV calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, Class C or Class I of Fidelity EMEA Fund is the class’s NAV, minus any applicable CDSC. Shares are sold at the next NAV calculated after an order is received in proper form, minus any applicable CDSC.

On December 31, 2020, Fidelity EMEA Fund closed to new accounts pending the Reorganization. Shareholders of Fidelity EMEA Fund as of that date can continue to purchase shares of the fund. Shareholders of Fidelity EMEA Fund may redeem shares of the fund through the Closing Date of the fund’s Reorganization.

For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ exchange privileges differ?

Each fund’s exchange privileges differ depending on which share class of a fund that you own.

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund. Exchanges are subject to minimum investment limitations and other eligibility requirements of the shares of the fund into which you are exchanging.

As a shareholder of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund you have the privilege of exchanging shares for shares of other Fidelity® retail funds.

As a Class A shareholder of Fidelity EMEA Fund, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor Classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder of Fidelity EMEA Fund, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor Classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

As a Class C shareholder of Fidelity EMEA Fund, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor Classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder of Fidelity EMEA Fund, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor Classes of shares or for shares of Fidelity® funds.

Through your investment professional, you may also move between certain share classes of the same fund.

For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Do the funds’ dividend and distribution policies differ?

No. The funds’ dividend and distribution policies are the same. If the Reorganization is approved, the dividend and distribution policies of the combined fund will remain unchanged.

On or before the Closing Date, Fidelity EMEA Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.

Whether or not the Reorganization is approved, Fidelity EMEA Fund is required to recognize gain or loss on any assets subject to “mark-to-market” tax accounting held by the fund on the last day of its taxable year, which is October 31st. If the Reorganization is approved, gains or losses on such assets held on the Closing Date by Fidelity EMEA Fund may be required to be recognized on the Closing Date.

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For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

Who bears the expenses associated with the Reorganization?

Fidelity EMEA Fund will bear the cost of the Reorganization, provided the expenses do not exceed its classes’ existing expense caps. Expenses exceeding a class’s expense cap will be paid by FMR.

For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and similar strategies as described above, the funds are subject to substantially similar investment risks. Because the funds have some different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.

What risks are associated with an investment in both of the funds?

Each fund is subject to the following principal risks:

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

What additional risks are associated with an investment in Fidelity EMEA Fund?

Fidelity EMEA Fund is subject to the following principal risk, which is not a principal risk generally associated with an investment in Fidelity® Emerging Markets Fund:

Geographic Concentration in the EMEA Region. Because the fund concentrates its investments in the EMEA region, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the EMEA region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

What additional risks are associated with an investment in Fidelity® Emerging Markets Fund?

Fidelity® Emerging Markets Fund is subject to the following principal risks, which is not a principal risk generally associated with an investment in Fidelity EMEA Fund:

Geographic Concentration in China. Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds.

For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations“ section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.

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How do the funds compare in terms of their performance?

The following information is intended to help you understand the risks of investing in the funds. The information illustrates the changes in the performance of each fund’s shares from year to year and compares the performance of each fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the funds’ Prospectuses. Past performance (before and after taxes) is not an indication of future performance.

Year-by-Year Returns

Fidelity EMEA Fund – Retail Class

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	22.55%	June 30, 2020

Lowest Quarter Return	–36.90%	March 31, 2020

The returns in the Fidelity EMEA Fund - Class A, Class M, Class C, and Class I bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

Fidelity EMEA Fund – Class A, Class M, Class C, and Class I

During the periods shown in the chart for Class A:	Returns	Quarter ended

Highest Quarter Return	22.55%	June 30, 2020

Lowest Quarter Return	–36.90%	March 31, 2020

Fidelity® Emerging Markets Fund – Retail Class

During the periods shown in the chart:	Returns	Quarter ended

Highest Quarter Return	23.85%	June 30, 2020

Lowest Quarter Return	–24.04%	September 30, 2011

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Average Annual Returns

Fidelity EMEA Fund

Unlike the returns in the Fidelity EMEA Fund – Class A, Class M, Class C, and Class I bar chart, the returns in the Fidelity EMEA Fund table reflect the maximum applicable sales charges for Class A, Class M, Class C, and Class I. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020			Past 1 year	Past 5 years	Past 10 years

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund (Retail Class)

		Return Before Taxes	–6.65%	9.74%	2.17%

		Return After Taxes on Distributions	–7.12%	9.40%	1.97%

		Return After Taxes on Distributions and Sale of Fund Shares	–3.15%	8.06%	2.01%

Class A	–	Return Before Taxes	–12.22%	8.13%	1.31%

		Return After Taxes on Distributions	–12.62%	7.87%	1.78%

		Return After Taxes on Distributions and Sale of Fund Shares	–6.53%	6.76%	1.81%

Class M	–	Return Before Taxes	–10.45%	8.34%	1.26%

Class C	–	Return Before Taxes	–8.57%	8.60%	1.12%

Class I	–	Return Before Taxes	–6.68%	9.77%	2.23%

MSCI EM (Emerging Markets) Europe, Middle East and Africa Index (reflects no deduction for fees or expenses)			–6.88%	6.23%	–1.67%

Fidelity® Emerging Markets Fund – Retail Class

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years

Fidelity® Emerging Markets Fund

Return Before Taxes	32.54%	17.23%	6.64%

Return After Taxes on Distributions	32.23%	17.07%	6.58%

Return After Taxes on Distributions and Sale of Fund Shares	19.69%	14.06%	5.46%

MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	18.32%	12.84%	3.67%

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THE PROPOSED TRANSACTION

TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY EMEA FUND AND FIDELITY® EMERGING MARKETS FUND.

Agreement and Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.

The Agreement contemplates (a) Fidelity® Emerging Markets Fund acquiring as of the Closing Date all of the assets of Fidelity EMEA Fund in exchange solely for shares of Fidelity® Emerging Markets Fund and the assumption by Fidelity® Emerging Markets Fund of Fidelity EMEA Fund’s liabilities; and (b) the distribution of shares of Fidelity® Emerging Markets Fund to the shareholders of Fidelity EMEA Fund as provided for in the Agreement.

The value of Fidelity EMEA Fund’s assets to be acquired by Fidelity® Emerging Markets Fund and the amount of its liabilities to be assumed by Fidelity® Emerging Markets Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity® Emerging Markets Fund’s then-current Prospectuses and Statements of Additional Information. The net asset value of a share of Fidelity® Emerging Markets Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectuses and Statements of Additional Information.

As of the Closing Date, Fidelity® Emerging Markets Fund will deliver to Fidelity EMEA Fund, and Fidelity EMEA Fund will distribute to its shareholders of record, shares of Fidelity® Emerging Markets Fund so that each Fidelity EMEA Fund shareholder will receive the number of full and fractional shares of Fidelity® Emerging Markets Fund equal in value to the aggregate net asset value of shares of Fidelity EMEA Fund held by such shareholder on the Closing Date; Fidelity EMEA Fund will be liquidated as soon as practicable thereafter. Each shareholder of Fidelity EMEA Fund will receive shares of the corresponding class of Fidelity® Emerging Markets Fund. Each Fidelity EMEA Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional shares of Fidelity® Emerging Markets Fund due that shareholder. The net asset value per share of Fidelity® Emerging Markets Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon issuance of shares of Fidelity® Emerging Markets Fund in a name other than that of the registered holder of the shares on the books of Fidelity EMEA Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity EMEA Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity EMEA Fund is liquidated.

Fidelity EMEA Fund will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing Prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation, provided the expenses do not exceed its classes’ existing expense caps. Expenses exceeding a class’s expense cap will be paid by FMR.

All of the current investments of Fidelity EMEA Fund are permissible investments for Fidelity® Emerging Markets Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the funds and purchase other securities. Any transaction costs associated with portfolio adjustments to Fidelity EMEA Fund and Fidelity® Emerging Markets Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity EMEA Fund and Fidelity® Emerging Markets Fund, respectively, notwithstanding the contractual expense caps in place with respect to each class of the fund. Any transaction costs associated with portfolio adjustments to Fidelity EMEA Fund and Fidelity® Emerging Markets Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity® Emerging Markets Fund that occur after the Closing Date will be borne by Fidelity® Emerging Markets Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.

The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity EMEA Fund shareholders’ interests may be made subsequent to the Meeting.

Reasons for the Reorganization

In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:

(1) the compatibility of the investment objectives, strategies, and policies of the funds;

(2) the historical performance of the funds;

(3) the fees and expenses and the relative expense ratios of the funds;

(4) the potential benefit of the Reorganization to shareholders of the funds;

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(5) the costs to be incurred by each fund as a result of the Reorganization;

(6) the tax consequences of the Reorganization;

(7) the relative size of the funds;

(8) the elimination of duplicative funds; and

(9) the potential benefit of the Reorganization to FMR and its affiliates.

FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on November 18, 2020. In proposing the Reorganization, FMR advised the Board that the Reorganization would permit Fidelity EMEA Fund shareholders to pursue the same investment objective in a larger and more successful fund. Fidelity EMEA Fund shareholders can get more diversified exposure to emerging markets. Fidelity EMEA Fund shareholders are expected to benefit from an expense reduction, including a decrease of 10 basis points in management fees due to the benefit of Fidelity® Emerging Markets Fund’s lower non-standard management fee and from spreading fixed costs over a larger asset base. Over the long-term, Fidelity® Emerging Markets Fund has outperformed Fidelity EMEA Fund over all standard time periods and has earned five stars from Morningstar compared to two stars for Fidelity EMEA Fund. The Reorganization will qualify as a tax-free exchange for federal income tax purposes. Shareholders of Fidelity® Emerging Markets Fund will not be impacted as expenses are not expected to change as a result of the merger.

Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.

Description of the Securities to be Issued

Holders of Fidelity EMEA Fund (Retail Class) shares of Fidelity EMEA Fund will receive, respectively, Fidelity® Emerging Markets Fund (Retail Class) shares of Fidelity® Emerging Markets Fund. Holders of Class A, Class M, Class C, and Class I shares of Fidelity EMEA Fund will receive, respectively, Class A, Class M, Class C, and Class I shares of Fidelity® Emerging Markets Fund. Class A, Class M, Class C, and Class I of Fidelity® Emerging Markets Fund are being created to facilitate the Reorganization and will not commence operations until approximately the Closing Date of the Reorganization.

Fidelity® Emerging Markets Fund is a series of Fidelity Investment Trust. The Trustees of the trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity® Emerging Markets Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity® Emerging Markets Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity® Emerging Markets Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity® Emerging Markets Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statements of Additional Information, which are incorporated herein by reference.

The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.

For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity® Emerging Markets Fund’s Statements of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity® Emerging Markets Fund’s Prospectuses, which are incorporated herein by reference.

Federal Income Tax Considerations

The exchange of Fidelity EMEA Fund’s assets for Fidelity® Emerging Markets Fund’s shares and the assumption of the liabilities of Fidelity EMEA Fund by Fidelity® Emerging Markets Fund is intended to qualify for federal income tax purposes as a tax-free Reorganization under the Internal Revenue Code (the Code). With respect to the Reorganization, Fidelity EMEA Fund and Fidelity® Emerging Markets Fund will receive an opinion from Dechert LLP, counsel to each fund, substantially to the effect that:

(i) The acquisition by Fidelity® Emerging Markets Fund of substantially all of the assets of Fidelity EMEA Fund in exchange solely for Fidelity® Emerging Markets Fund shares and the assumption by Fidelity® Emerging Markets Fund of all liabilities of Fidelity EMEA Fund followed by the distribution of Fidelity® Emerging Markets Fund shares to the Fidelity EMEA Fund shareholders in exchange for their Fidelity EMEA Fund shares in complete liquidation and termination of Fidelity EMEA Fund will constitute a tax-free Reorganization under Section 368(a) of the Code;

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(ii) Fidelity EMEA Fund will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity® Emerging Markets Fund in exchange solely for Fidelity® Emerging Markets Fund shares and the assumption by Fidelity® Emerging Markets Fund of all liabilities of Fidelity EMEA Fund, except that Fidelity EMEA Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(iii) Fidelity EMEA Fund will recognize no gain or loss upon the distribution to its shareholders of the Fidelity® Emerging Markets Fund shares received by Fidelity EMEA Fund in the Reorganization;

(iv) Fidelity® Emerging Markets Fund will recognize no gain or loss upon the receipt of the assets of Fidelity EMEA Fund in exchange solely for Fidelity® Emerging Markets Fund shares and the assumption of all liabilities of Fidelity EMEA Fund;

(v) The adjusted basis to Fidelity® Emerging Markets Fund of the assets of Fidelity EMEA Fund received by Fidelity® Emerging Markets Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity EMEA Fund immediately before the exchange;

(vi) Fidelity® Emerging Markets Fund’s holding periods with respect to the assets of Fidelity EMEA Fund that Fidelity® Emerging Markets Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity EMEA Fund (except where investment activities of Fidelity® Emerging Markets Fund have the effect of reducing or eliminating a holding period with respect to an asset);

(vii) The Fidelity EMEA Fund shareholders will recognize no gain or loss upon receiving Fidelity® Emerging Markets Fund shares in exchange solely for Fidelity EMEA Fund shares;

(viii) The aggregate basis of the Fidelity® Emerging Markets Fund shares received by a Fidelity EMEA Fund shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity EMEA Fund shares surrendered by the Fidelity EMEA Fund shareholder in exchange therefor; and

(ix) A Fidelity EMEA Fund shareholder’s holding period for the Fidelity® Emerging Markets Fund shares received by the Fidelity EMEA Fund shareholder in the Reorganization will include the holding period during which the Fidelity EMEA Fund shareholder held Fidelity EMEA Fund shares surrendered in exchange therefor, provided that the Fidelity EMEA Fund shareholder held such shares as a capital asset on the date of the Reorganization.

In the Reorganization, Fidelity EMEA Fund shareholders could be transitioning from a fund with substantial realized capital losses and smaller net unrealized gains to a fund with no pre-existing capital loss carryforwards and substantial net unrealized gains. In addition, the Reorganization would trigger tax rules that could impose significant limits on Fidelity® Emerging Markets Fund’s ability to use Fidelity EMEA Fund’s losses. These losses do not expire and thus the limits will not prevent Fidelity® Emerging Markets Fund from eventually using the losses, but based on data as of November 30 it could take over 8 years for Fidelity EMEA Fund’s losses to become fully available to Fidelity® Emerging Markets Fund. As a result of the foregoing, Fidelity EMEA Fund shareholders could end up receiving capital gain distributions sooner and in larger amounts than if Fidelity EMEA Fund continued as a separate fund.

The table below shows each fund’s approximate net assets, net realized gains/losses and net unrealized gains/losses (including capital loss carryforwards) as of November 30, 2020. The actual impact of the Reorganization on the funds’ losses and on future capital gain distributions will depend on each fund’s net assets, net realized gains/losses and net unrealized gains/losses at the time of the Reorganization, as well as the timing and amount of gains and losses realized by Fidelity® Emerging Markets Fund following the Reorganization, and thus cannot be determined precisely at this time.

Tax Position as of November 30, 2020 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses) (including capital loss carryforwards)		Net Unrealized Gains/ (Losses)
Fidelity EMEA Fund	October	$69.9	$(16.7)		$10.9
Fidelity® Emerging Markets Fund	October	$6,295.9	$19.6	*	$2,447.3

*	Does not include net realized gains that were distributed in December 2020.

Shareholders of Fidelity EMEA Fund should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

Forms of Organization

Fidelity EMEA Fund is classified as non-diversified and Fidelity® Emerging Markets Fund is a diversified series of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust organized on April 20, 1984.

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The trusts are authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, governed by the same Declaration of Trust, the rights of the security holders of Fidelity EMEA Fund under state law and the governing documents are expected to remain unchanged after the Reorganization.

For more information regarding shareholder rights, please refer to the “Description of the Trust(s)” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.

Operations of Fidelity® Emerging Markets Fund Following the Reorganization

FMR does not expect Fidelity® Emerging Markets Fund, which will be the merger accounting survivor, to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity® Emerging Markets Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity® Emerging Markets Fund in their current capacities. John Dance, who is currently the portfolio manager of Fidelity® Emerging Markets Fund, is expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.

Capitalization

The following table shows the capitalization of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund as of January 31, 2021, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of January 31, 2021, the net assets of Fidelity EMEA Fund were $72,563,992, or 1.0% of Fidelity® Emerging Markets Fund.

Fidelity EMEA Fund(d)

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Fidelity EMEA Fund (Retail Class)	$45,465,934	$9.27	4,902,631

Class A	$4,488,207	$9.28	483,825

Class M	$1,952,778	$9.25	211,146

Class C	$1,586,848	$9.32	170,206

Class I	$19,070,225	$9.24	2,063,863

Fidelity® Emerging Markets Fund

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Fidelity® Emerging Markets Fund (Retail Class)	$5,985,845,258	$46.87	127,721,659

Fidelity® Emerging Markets Fund Pro Forma

	Net Assets	Net Asset Value Per Share		Shares Outstanding

Fidelity® Emerging Markets Fund (Retail Class)	$6,031,311,192	$46.87		128,691,778

Class A(a)	$4,488,207	$46.87	(b)	95,766	(c)

Class M(a)	$1,952,778	$46.87	(b)	41,667	(c)

Class C(a)	$1,586,848	$46.87	(b)	33,859	(c)

Class I(a)	$19,070,225	$46.87	(b)	406,907	(c)

(a)	Class will commence operations in May 2021.

(b)	Class expected to launch at $46.87 net asset value per share.

(c)	Shares have been adjusted to reflect what will be issued post merger.

(d)	Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund’s estimated one time proxy costs is $63,000.

The table above assumes that the Reorganization occurred on January 31, 2021. The table is for information purposes only. No assurance can be given as to how many Fidelity® Emerging Markets Fund shares will be received by shareholders of Fidelity EMEA Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity® Emerging Markets Fund that actually will be received on or after that date.

Conclusion

The Agreement and the Reorganization were approved by the Board of Trustees of the trust at a meeting held on November 18, 2020. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity EMEA

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Fund and Fidelity® Emerging Markets Fund and that the interests of existing shareholders of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, Fidelity EMEA Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity EMEA Fund may consider other proposals for the Reorganization or liquidation of the fund.

The Board of Trustees of Fidelity EMEA Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Fidelity® Emerging Markets Fund’s financial highlights for the fiscal year ended October 31, 2020, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Fidelity EMEA Fund’s financial highlights for the fiscal year ended October 31, 2020, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

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VOTING INFORMATION

This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.

The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about February 16, 2021. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trust. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of Fidelity EMEA Fund at an anticipated cost of approximately $13,668. Fidelity EMEA Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of Fidelity EMEA Fund at an anticipated cost of approximately $3,417.

If the fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

For Fidelity EMEA Fund, the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations will be paid by the fund, provided the expenses do not exceed a class’s existing expense cap (excluding 12b-1 fees) of 1.55%, Class A; 1.80%, Class M; 2.30% Class C; 1.30% Class I; and 1.30%, Retail Class. Expenses exceeding a class’s expense cap will be paid by FMR.

The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated on a pro rata basis to each class of a fund based on the net assets of each class relative to the total net assets of the fund.

For a free copy of the fund’s annual report for the fiscal year ended October 31, 2020 call 1-800-544-8544 (Retail Class) or 1-877-208-0098 (Advisor Classes), log on to www.fidelity.com (Retail Class) or institutional.fidelity.com (Advisor Classes), or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

Record Date; Quorum; and Method of Tabulation

Shareholders of record as of the close of business on February 16, 2021 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.

If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting.

All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.

With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.

One-third of the fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted AGAINST the proposed adjournment.

FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

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Share Ownership

As of December 31, 2020, shares of each class of Fidelity EMEA Fund and Fidelity® Emerging Markets Fund issued and outstanding were as follows:

Number of Shares
Fidelity EMEA Fund: Retail Class	5,024,112
Fidelity EMEA Fund: Class A	504,085
Fidelity EMEA Fund: Class M	212,284
Fidelity EMEA Fund: Class C	172,894
Fidelity EMEA Fund: Class I	2,135,587
Fidelity® Emerging Markets Fund: Retail Class	120,454,422

Fidelity® Emerging Markets Fund – Class A, Class M, Class C and Class I are newly created classes and will not issue shares until after the Closing Date of the Reorganization.

As of December 31, 2020, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.

As of December 31, 2020, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class A*	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	12.75%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class A*	PERSHING LLC	JERSEY CITY	NJ	8.69%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class A*	FIRST CLEARING LLC	SAINT LOUIS	MO	6.64%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class A*	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	5.41%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class A*	MERRILL LYNCH PIERCE FENNER SMITH INC	JACKSONVILLE	FL	5.29%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class C*	RAGER	BIRMINGHAM	MI	21.48%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class C*	FIRST CLEARING LLC	SAINT LOUIS	MO	12.35%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class C*	RBC WEALTH MGMT A DIV OF RBC CAP MKTS CO	MINNEAPOLIS	MN	6.14%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class I*	J P MORGAN SECURITIES INC	BROOKLYN	NY	15.18%
Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund – Class I*	SAXON CO	PHILADELPHIA	PA	9.36%
Fidelity® Emerging Markets Fund*	STRATEGIC ADVISERS® EMERGING MARKETS FUND	BOSTON	MA	12.01%
Fidelity® Emerging Markets Fund*	STRATEGIC ADVISERS® FIDELITY® EMERGING MARKETS FUND	BOSTON	MA	11.91%

*	The ownership information shown above is for a class of shares of the fund.

Required Vote

Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of Fidelity EMEA Fund. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN and broker non-votes will have the same effect as votes cast AGAINST the proposal.

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Other Business

The Board knows of no business other than the matter set forth in this Proxy Statement to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS

Legal Matters

Certain legal matters in connection with the issuance of Fidelity® Emerging Markets Fund shares have been passed upon by Dechert LLP, counsel to the trust.

Experts

The audited financial statements of Fidelity EMEA Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2020. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

The audited financial statements of Fidelity® Emerging Markets Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2020. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Fidelity Investment Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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EXHIBIT 1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of February 16, 2021, by and between Fidelity Investment Trust, a Massachusetts business trust (the Trust), on behalf of its series Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Acquired Fund), and Fidelity Emerging Markets Fund (the Acquiring Fund). The Trust may be referred to herein as the “Trust.” The Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”

This Agreement is intended to be, and is adopted as, a plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The Reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”

In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:

1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

(a) The Acquired Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquired Fund dated December 30, 2020, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;

(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at October 31, 2020, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2020 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since October 31, 2020;

(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Trust on Form N-14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined

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in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);

(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;

(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statements of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;

(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and

(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.

2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

(a) The Acquiring Fund is a series of the Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;

(b) The Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;

(c) The Prospectuses and Statements of Additional Information of the Acquiring Fund, dated December 30, 2020 and February 16, 2021, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;

(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at October 31, 2020, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date

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and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;

(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of October 31, 2020 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since October 31, 2020;

(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;

(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on October 31, 2021;

(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;

(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and

(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.

3. REORGANIZATION.

(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.

(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether

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or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.

(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.

(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.

(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

4. VALUATION.

(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).

(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.

(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.

(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectuses and Statements of Additional Information.

(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.

5. FEES; EXPENSES.

(a) The Acquired Fund shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the fund’s or each class’s expense cap, as applicable. Expenses exceeding the fund’s or each class’s contractual expense cap, as applicable, will be paid by the Acquired Fund’s investment adviser (the “Adviser”) (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund provided that they do not exceed the fund’s or each class’s expense cap, as applicable,. Expenses exceeding the fund’s or each class’s contractual expense cap, as applicable, will be paid by the Adviser (but not including transaction costs incurred in connection with the purchase or sale of portfolio securities).

(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

6. CLOSING DATE.

(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on May 14, 2021, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

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7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.

(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.

(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.

(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;

(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;

(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;

(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;

(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;

(h) That there has been no material adverse change in the Acquired Fund’s financial position since October 31, 2020, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and

(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.

9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.

(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and

(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will

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be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.

10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;

(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;

(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and

(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:

(i) The Reorganization will constitute a tax-free Reorganization under Section 368(a) of the Code.

(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.

(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.

(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).

(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.

(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.

(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.

Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary

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dividends and distributions, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund expects to temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;

(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;

(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.

12. TERMINATION; WAIVER.

The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.

13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.

(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.

The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

14. DECLARATIONS OF TRUST.

A copy of each Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.

15. ASSIGNMENT.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.

[SIGNATURE LINES OMITTED]

33

Fidelity, Fidelity Investment & Pyramid Design, Fidelity Advisor, and Strategic Advisers are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9901005.100	EMEA-PXS-0221

Supplement to the

Fidelity’s Targeted International Equity Funds®

December 30, 2020

Prospectus

Effective February 1, 2021, the following information supplements similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peifang Sun (co-manager) has managed the fund since February 2021.

It is expected that Mr. Lieu will transition off of the fund effective on or about August 1, 2021.

Effective February 1, 2021, the following information supplements similar information for Fidelity® Pacific Basin Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stephen Lieu (co-manager) has managed the fund since February 2021.

It is expected that Mr. MacDonald will retire effective on or about December 31, 2021. At that time, Mr. Lieu will assume co-manager responsibilities for Mr. MacDonald’s portion the fund’s assets.

Effective February 1, 2021, the following information supplements the biographical information for Fidelity® China Region Fund and Fidelity® Pacific Basin Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peifang Sun is co-manager of Fidelity® China Region Fund, which she has managed since February 2021. Since joining Fidelity Investments in 2008, Ms. Sun has worked as a Research Analyst and portfolio manager.

It is expected that Mr. Lieu will transition off of Fidelity® China Region Fund effective on or about August 1, 2021.

Stephen Lieu is co-manager of Fidelity® Pacific Basin Fund, which he has managed since February 2021. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

It is expected that Mr. MacDonald will retire effective on or about December 31, 2021. At that time, Mr. Lieu will assume co-manager responsibilities for Mr. MacDonald’s portion Fidelity® Pacific Basin Fund’s assets.

TIF-21-01 1.483702.204	January 28, 2021

Fidelity’s Targeted International Equity Funds®

Fund	Ticker
Fidelity® Canada Fund

Class/Ticker
Fidelity® Canada Fund	FICDX
Fidelity® China Region Fund

Class/Ticker
Fidelity® China Region Fund	FHKCX
Fidelity® Emerging Asia Fund	FSEAX

Fidelity® Emerging Markets Fund

Class/Ticker
Fidelity® Emerging Markets Fund	FEMKX
Fidelity® Europe Fund

Class/Ticker
Fidelity® Europe Fund	FIEUX
Fidelity® Japan Fund

Class/Ticker
Fidelity® Japan Fund	FJPNX
Fidelity® Japan Smaller Companies Fund	FJSCX

Fidelity® Latin America Fund

Class/Ticker
Fidelity® Latin America Fund	FLATX
Fidelity® Nordic Fund	FNORX

Fidelity® Pacific Basin Fund	FPBFX

In this prospectus, the term “shares” (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

December 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue to print)	1-800-343-0860

Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary’s phone number

Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:

Fidelity® Canada Fund/Fidelity® Canada Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%

Total annual operating expenses	0.88%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$90
3 years	$281
5 years	$488
10 years	$1,084

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.

•	Potentially investing in securities of U.S. issuers.

•	Normally investing primarily in common stocks.

•	Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	13.39%	March 31, 2019
Lowest Quarter Return	(19.27)%	September 30, 2011
Year-to-Date Return	(8.03)%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Canada Fund
Return Before Taxes	25.78%	3.43%	4.54%
Return After Taxes on Distributions	24.84%	2.86%	3.91%
Return After Taxes on Distributions and Sale of Fund Shares	16.49%	2.79%	3.74%
S&P/TSX Composite Index (reflects no deduction for fees, expenses, or taxes)	29.42%	3.90%	4.65%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ryan Oldham (portfolio manager) has managed the fund since June 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity® China Region Fund/Fidelity® China Region Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%

Total annual operating expenses	0.93%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$95
3 years	$296
5 years	$515
10 years	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

•	Normally investing primarily in common stocks.

•	Allocating investments across different China region countries.

•	Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in China. Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•

Geographic Concentration in the China Region. Because the fund concentrates its investments in the China region, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.18%	September 30, 2010
Lowest Quarter Return	(26.11)%	September 30, 2015
Year-to-Date Return	25.09%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® China Region Fund
Return Before Taxes	35.11%	8.94%	8.51%
Return After Taxes on Distributions	35.02%	8.22%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares	21.06%	6.97%	6.73%
MSCI Golden Dragon Index (reflects no deduction for fees or expenses)	23.73%	8.12%	6.72%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Stephen Lieu (co-manager) has managed the fund since April 2018.

Ivan Xie (co-manager) has managed the fund since April 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Fidelity® Emerging Asia Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%

Total annual operating expenses	1.13%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$115
3 years	$359
5 years	$622
10 years	$1,375

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

•	Normally investing primarily in common stocks.

•	Allocating investments across different Asian countries with emerging markets.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Asia. Because the fund concentrates its investments in Asia, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

•

Geographic Concentration in China. Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•

High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Prior to December 1, 2010, the fund operated under certain different investment policies and compared its performance to a different index. The fund’s historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.65%	September 30, 2010
Lowest Quarter Return	(22.23)%	September 30, 2011
Year-to-Date Return	36.79%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Asia Fund
Return Before Taxes	30.89%	9.49%	8.13%
Return After Taxes on Distributions	29.18%	9.01%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	19.70%	7.58%	6.73%
MSCI AC (All Country) Asia ex Japan Index (reflects no deduction for fees or expenses)	18.17%	6.56%	6.07%
Fidelity Emerging Asia Fund Linked IndexSM (reflects no deduction for fees or expenses)	18.17%	6.56%	6.06%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Xiaoting Zhao (portfolio manager) has managed the fund since June 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class: Fidelity® Emerging Markets Fund/Fidelity® Emerging Markets Fund

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%

Total annual operating expenses	0.92%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$94
3 years	$293
5 years	$509
10 years	$1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

•

Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.

•	Normally investing primarily in common stocks.

•	Allocating investments across different emerging market countries.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in China. Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.52%	September 30, 2010
Lowest Quarter Return	(24.04)%	September 30, 2011
Year-to-Date Return	12.84%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Fund
Return Before Taxes	33.65%	8.48%	5.43%
Return After Taxes on Distributions	33.18%	8.38%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares	20.38%	6.78%	4.49%
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	18.47%	5.65%	3.73%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

John Dance (portfolio manager) has managed the fund since February 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity® Europe Fund/Fidelity® Europe Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%

Total annual operating expenses	1.03%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$105
3 years	$328
5 years	$569
10 years	$1,259

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of European issuers and other investments that are tied economically to Europe.

•	Normally investing primarily in common stocks.

•	Allocating investments across different European countries.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Europe. Because the fund concentrates its investments in Europe, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	21.16%	September 30, 2010
Lowest Quarter Return	(24.87)%	September 30, 2011
Year-to-Date Return	2.01%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Europe Fund
Return Before Taxes	24.35%	5.54%	5.72%
Return After Taxes on Distributions	22.07%	4.36%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares	15.66%	4.19%	4.61%
MSCI Europe Index (reflects no deduction for fees or expenses)	24.13%	5.33%	5.44%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Andrew Sergeant (portfolio manager) has managed the fund since June 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity® Japan Fund/Fidelity® Japan Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.26%

Total annual operating expenses	1.06%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$108
3 years	$337
5 years	$585
10 years	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Japanese issuers and other investments that are tied economically to Japan.

•	Normally investing primarily in common stocks.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.59%	December 31, 2010
Lowest Quarter Return	(16.56)%	December 31, 2018
Year-to-Date Return	8.72%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on

Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Fund
Return Before Taxes	25.73%	9.22%	6.39%
Return After Taxes on Distributions	25.54%	9.13%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	15.64%	7.41%	5.28%
Tokyo Stock Price Index (TOPIX) (reflects no deduction for fees, expenses, or taxes)	19.25%	8.51%	7.26%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Japan) Limited (FMR Japan) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kirk Neureiter (portfolio manager) has managed the fund since March 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases:	Redemptions:

Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Fidelity® Japan Smaller Companies Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.25%

Total annual operating expenses(a)	0.93%

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$95
3 years	$296
5 years	$515
10 years	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

•

Normally investing at least 80% of assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell/Nomura Mid-Small Cap™ Index or the JASDAQ Index).

•	Potentially investing in securities of Japanese issuers with larger market capitalizations.

•	Normally investing primarily in common stocks.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Japan. Because the fund concentrates its investments in Japan, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

•

Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.91%	March 31, 2013
Lowest Quarter Return	(12.82)%	December 31, 2018
Year-to-Date Return	(0.52)%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Japan Smaller Companies Fund
Return Before Taxes	21.94%	11.54%	10.89%
Return After Taxes on Distributions	20.03%	10.50%	10.18%
Return After Taxes on Distributions and Sale of Fund Shares	14.39%	9.16%	8.97%
Russell/Nomura Mid-Small Cap™ Index (reflects no deduction for fees, expenses, or taxes)	16.47%	9.06%	8.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Japan) Limited (FMR Japan) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

David Jenkins (portfolio manager) has managed the fund since March 2014.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund/Class:

Fidelity® Latin America Fund/Fidelity® Latin America Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.69%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.37%

Total annual operating expenses(a)	1.06%

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$108
3 years	$337
5 years	$585
10 years	$1,294

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

•	Normally investing primarily in common stocks.

•	Allocating investments across different Latin American countries.

•	Investing up to 35% of total assets in any industry that accounts for more than 20% of the Latin American market.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in Latin America. Because the fund concentrates its investments in Latin America, the fund’s performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.25%	September 30, 2010
Lowest Quarter Return	(23.22)%	June 30, 2018
Year-to-Date Return	(37.39)%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Latin America Fund
Return Before Taxes	40.56%	6.64%	(0.24)%
Return After Taxes on Distributions	39.50%	5.98%	(1.34)%
Return After Taxes on Distributions and Sale of Fund Shares	24.28%	4.97%	(0.17)%
MSCI EM (Emerging Markets) Latin America Index (reflects no deduction for fees or expenses)	17.67%	4.38%	(0.45)%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Will Pruett (portfolio manager) has managed the fund since October 2015.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Fidelity® Nordic Fund

Investment Objective

The fund seeks long-term growth of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.28%

Total annual operating expenses	0.96%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$98
3 years	$306
5 years	$531
10 years	$1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

•	Normally investing primarily in common stocks.

•	Allocating investments across different Nordic countries.

•	Investing up to 35% of total assets in any industry that accounts for more than 20% of the Nordic market.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in the Nordic Region. Because the fund concentrates its investments in the Nordic region, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the Nordic region and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund’s performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.73%	September 30, 2010
Lowest Quarter Return	(25.63)%	September 30, 2011
Year-to-Date Return	20.70%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nordic Fund
Return Before Taxes	17.22%	6.88%	9.26%
Return After Taxes on Distributions	15.93%	5.84%	8.45%
Return After Taxes on Distributions and Sale of Fund Shares	11.01%	5.33%	7.49%
FTSE® Capped Nordic Index (reflects no deduction for fees, expenses, or taxes)	21.44%	6.53%	8.14%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. FMR Investment Management (UK) Limited (FMR UK) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Andrew Sergeant (portfolio manager) has managed the fund since June 2018.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Summary

Fund:

Fidelity® Pacific Basin Fund

Investment Objective

The fund seeks growth of capital over the long term.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees

(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.87%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.24%

Total annual operating expenses	1.11%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$113
3 years	$353
5 years	$612
10 years	$1,352

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

•	Normally investing at least 80% of assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

•	Normally investing primarily in common stocks.

•	Allocating investments across different Pacific Basin countries.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in the Pacific Basin. Because the fund concentrates its investments in the Pacific Basin, the fund’s performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.33%	September 30, 2010
Lowest Quarter Return	(18.86)%	September 30, 2011
Year-to-Date Return	14.80%	September 30, 2020

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Fidelity® Pacific Basin Fund
Return Before Taxes	32.21%	10.64%	10.89%
Return After Taxes on Distributions	32.10%	9.62%	9.64%
Return After Taxes on Distributions and Sale of Fund Shares	19.36%	8.37%	8.70%
MSCI AC (All Country) Pacific Index (reflects no deduction for fees or expenses)	20.15%	7.08%	6.26%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Bruce MacDonald (co-manager) has managed the fund since June 2019.

Kirk Neureiter (co-manager) has managed the fund since June 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional. You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST®) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

TDD- Service for the Deaf and Hearing Impaired

1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Canada Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Canadian issuers and other investments that are tied economically to Canada. The Adviser may also invest the fund’s assets in U.S. issuers. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the Canadian market, currently the S&P/TSX Composite Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® China Region Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different China region countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI Golden Dragon Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Emerging Asia Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets. Asian emerging market issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, South Korea, Malaysia, the Philippines, the People’s Republic of China, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Asian countries with emerging markets.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different emerging market countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Europe Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of European issuers and other investments that are tied economically to Europe. Europe includes all member countries of the European Union, Norway, Switzerland, and certain European countries with low- to middle-income economies as classified by the World Bank. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different European countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Japan Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Japanese issuers and other investments that are tied economically to Japan. The Adviser normally invests the fund’s assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Japan Smaller Companies Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations. For purposes of this fund, the Adviser defines smaller market capitalization issuers as those whose market capitalization is similar to the market capitalization of companies in the Russell/Nomura Mid-Small Cap™ Index or the JASDAQ Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the fund’s investment. The size of the companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the fund’s assets in Japanese issuers with larger market capitalizations. The Adviser normally invests the fund’s assets primarily in common stocks.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Latin America Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Latin American issuers and other investments that are tied economically to Latin America. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Latin American countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Latin American market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the MSCI EM (Emerging Markets) Latin America Index. The Adviser intends to measure the percentage of the index represented by each industry no less frequently than once per month.

Because the fund is classified as non-diversified, the Adviser may invest a significant percentage of the fund’s assets in relatively few companies and up to 25% in a single issuer.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Nordic Fund seeks long-term growth of capital.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Nordic countries.

The Adviser may invest up to 35% of the fund’s total assets in any industry that accounts for more than 20% of the Nordic market as a whole, as represented by an index determined by the Adviser to be an appropriate measure of the market, currently the FTSE® Capped Nordic Index. The Adviser intends to measure the percentage of the index represented by each industry no less than once per month.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity® Pacific Basin Fund seeks growth of capital over the long term.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, South Korea, Malaysia, New Zealand, the People’s Republic of China, the Philippines, Singapore, Taiwan, and Thailand. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different Pacific Basin countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities believed to have debt-like characteristics, including hybrids and synthetic securities.

Principal Investment Risks

Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular country or group of countries, the fund’s performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. In addition, because Fidelity® Latin America Fund may invest a significant percentage of assets in a single issuer, the fund’s performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

Special Considerations regarding Asia. Asia includes countries in all stages of economic development, from the highly developed economy of Japan to the emerging market economy of China. Most Asian economies, particularly Asian emerging market economies, are characterized by over-extension of credit, frequent currency fluctuations, devaluations, and restrictions, unstable employment rates, rapid fluctuation in, among other things, inflation, reliance on exports, and less efficient markets. Currency fluctuations or devaluations in any one country can have a significant effect on the entire region. Recently, the markets in certain Asian countries, particularly those with emerging markets, have suffered significant currency volatility. Furthermore, increased political and social unrest in some Asian countries and slower economic growth could cause further economic and market uncertainty and economic decline in the entire region in the event of economic sanctions or military conflicts.

Special Considerations regarding Canada. The Canadian and U.S. economies are closely integrated. The United States is Canada’s largest trading partner and foreign investor and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada’s economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.

Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. The willingness and ability of the Chinese government to support the Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

Special Considerations regarding the China Region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. These China region economies can also be significantly affected by general social, economic, and political conditions in China and other countries. In addition, the Taiwanese economy can be significantly affected by security threats from China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire region. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

Special Considerations regarding Europe. Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors’ debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, the region is currently facing great political and economic uncertainty and many European economies are experiencing slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments. The EU faces challenges related to member states seeking to change their relationship with the EU, exemplified by the United Kingdom’s ongoing withdrawal (commonly referred to as “Brexit”). There is significant uncertainty as to the final terms and consequences of Brexit. Among other things, the United Kingdom’s decision to leave the EU could result in increased volatility and illiquidity in the European and United Kingdom economies, as well as the broader global economy. Companies with a significant amount of business in the United Kingdom or Europe may experience lower revenue and/or profit growth, which may adversely affect the value of a fund’s investments. In addition, uncertainty regarding Brexit may lead to instability in the foreign exchange markets, including volatility in the value of the euro.

Special Considerations regarding Japan. The Japanese economy, at times, has been characterized by government intervention and protectionism, an aging demographic, declining population, and an unstable financial services sector. International trade, particularly with the United States, government support of the financial services sector and other troubled sectors, consistent government policy, natural disasters, and geopolitical developments can significantly affect economic growth. Since a significant portion of Japan’s trade is conducted with developing nations, almost all of which are in East and Southeast Asia, it can be affected by currency fluctuations and other conditions in these other countries.

Special Considerations regarding Latin America. The majority of the economies of countries in Latin America are considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on the entire region. Because commodities such as, without limitation, agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities, which has been subject to significant volatility. A relatively small number of Latin American companies represents a large portion of Latin America’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The Latin America Fund’s relatively high exposure to securities issued by Brazilian companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Investments in Brazil are subject to the risk of possible regulatory and economic interventions by the Brazilian government, including the imposition of wage and price controls, the limitation of imports and the imposition of restrictions on foreign investment. In addition, the fund’s relatively high exposure to securities issued by Mexican companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Political developments in the U.S. have potential implications for trade arrangements between the U.S. and Mexico, which could negatively affect the value of securities held by the fund.

Special Considerations regarding the Nordic Region. The Nordic economies are dependent on the export of natural resources and natural resource products. Finland’s efforts to comply with EMU restrictions may result in reduced government spending and higher unemployment. Denmark and Sweden have elected not to join the final stage of the EMU and Norway has elected not to join either the European Union (EU) or the EMU and, as a result, these countries may have more flexibility to pursue different fiscal and economic goals but may not benefit from full membership in the EMU. The Nordic Region Fund’s relatively high exposure to securities issued by Swedish companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. While Sweden has not joined the EMU, the Swedish economy is, however, vulnerable to fluctuations in the economies and monetary policies of its trading partners who are members of the EMU. Sweden has a highly developed welfare system and the level of union membership in Sweden is substantial. These factors can negatively impact the Swedish economy by causing increased government spending, higher production costs and lower productivity, among other things. In addition, the fund’s relatively high exposure to securities issued by Danish companies subjects the fund to a higher degree of risk that adverse developments in a single country will negatively impact the fund. Denmark is dependent on trading relationships with certain key trading partners, including other EU countries and the United States. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population, which could lead to labor supply shortages in the near future.

Special Considerations regarding the Pacific Basin. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience economic downturns at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are heavily dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value.

Small Cap Investing. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Smaller issuers can have more limited product lines, markets, and financial resources.

High Portfolio Turnover. A fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to a fund, including brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities or reinvestment in other securities. The sale of a fund’s securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect a fund’s performance.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund’s exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity® Canada Fund seeks growth of capital over the long term.

Fidelity® China Region Fund seeks long-term growth of capital.

Fidelity® Emerging Asia Fund seeks capital appreciation.

Fidelity® Latin America Fund seeks long-term growth of capital.

Fidelity® Nordic Fund seeks long-term growth of capital.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Canada Fund normally invests at least 80% of its assets in securities of Canadian issuers and other investments that are tied economically to Canada.

Fidelity® China Region Fund normally invests at least 80% of its assets in securities of Hong Kong, Taiwanese, and Chinese issuers and other investments that are tied economically to the China region.

Fidelity® Emerging Asia Fund normally invests at least 80% of its assets in securities of Asian emerging market issuers and other investments that are tied economically to Asian emerging markets.

Fidelity® Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Fidelity® Europe Fund normally invests at least 80% of its assets in securities of European issuers and other investments that are tied economically to Europe.

Fidelity® Japan Fund normally invests at least 80% of its assets in securities of Japanese issuers and other investments that are tied economically to Japan.

Fidelity® Japan Smaller Companies Fund normally invests at least 80% of its assets in securities of Japanese issuers, and other investments that are tied economically to Japan, with smaller market capitalizations.

Fidelity® Latin America Fund normally invests at least 80% of its assets in securities of Latin American issuers and other investments that are tied economically to Latin America.

Fidelity® Nordic Fund normally invests at least 80% of its assets in securities of Danish, Finnish, Norwegian, and Swedish issuers and other investments that are tied economically to the Nordic region.

Fidelity® Pacific Basin Fund normally invests at least 80% of its assets in securities of Pacific Basin issuers and other investments that are tied economically to the Pacific Basin.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of a fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America’s first mutual funds. Today, Fidelity is one of the world’s largest providers of financial services.

In addition to its mutual fund business, the company operates one of America’s leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).

If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity’s web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when fund shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity® mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•

If you hold your shares in a Fidelity® mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.

•	Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

•

To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

•	To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity’s web site. To participate in Fidelity’s electronic delivery program, call Fidelity or visit Fidelity’s web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity’s web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of January 1, 2020, the Adviser had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing each fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR UK, at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. Currently, FMR UK has day-to-day responsibility for choosing investments for Fidelity® Europe Fund and Fidelity® Nordic Fund. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity®Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Pacific Basin Fund. FMR UK is an affiliate of the Adviser.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and Fidelity® Emerging Asia Fund and for choosing certain types of investments for Fidelity® Pacific Basin Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund. FMR H.K. is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® Japan Fund and Fidelity® Japan Smaller Companies Fund and for choosing certain types of investments for Fidelity® Pacific Basin Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund. FMR Japan is an affiliate of the Adviser.

FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for each fund. As of June 30, 2020, FIA had approximately $7.1 billion in discretionary assets under management. FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

FIL Investment Advisors (UK) Limited (FIA(UK)), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom, serves as a sub-adviser for each fund. As of June 30, 2020, FIA(UK) had approximately $5.7 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

FIL Investments (Japan) Limited (FIJ), at Tri-Seven Roppongi, 7-7-7 Roppongi, Minato-ku, Tokyo, Japan 106-0032, serves as a sub-adviser for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, and Fidelity® Pacific Basin Fund. As of March 31, 2020, FIJ had approximately $0 in discretionary assets under management in the United States. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, and Fidelity® Pacific Basin Fund.

Portfolio Manager(s)

Ryan Oldham is portfolio manager of Fidelity® Canada Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.

Stephen Lieu is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

Ivan Xie is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2011, Mr. Xie has worked as a research analyst and portfolio manager.

Xiaoting Zhao is portfolio manager of Fidelity® Emerging Asia Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and portfolio manager.

John Dance is portfolio manager of Fidelity® Emerging Markets Fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Andrew Sergeant is portfolio manager of Fidelity® Europe Fund, which he has managed since June 2018 and portfolio manager of Fidelity® Nordic Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Sergeant has worked as an analyst and portfolio manager.

Kirk Neureiter is portfolio manager of Fidelity® Japan Fund, which he has managed since March 2014 and co-manager of Fidelity® Pacific Basin Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

David Jenkins is portfolio manager of Fidelity® Japan Smaller Companies Fund, which he has managed since March 2014. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.

Will Pruett is portfolio manager of Fidelity® Latin America Fund, which he has managed since October 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Pruett has worked as a research analyst and portfolio manager.

Bruce MacDonald is co-manager of Fidelity® Pacific Basin Fund, which he has managed since June 2019. Since joining Fidelity Investments in 2012, Mr. MacDonald has worked as a portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month.

For Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Fidelity® Canada Fund has performed relative to the S&P/TSX Composite Index, Fidelity® Emerging Asia Fund has performed relative to the MSCI AC (All Country) Asia ex Japan Index, Fidelity® Europe Fund has performed relative to the MSCI Europe Index, Fidelity® Japan Fund has performed relative to the Tokyo Stock Price Index (TOPIX), or Fidelity® Pacific Basin Fund has performed relative to the MSCI AC (All Country) Pacific Index.

Management Fee = Basic Fee +/- Performance Adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For October 2020, the group fee rate was 0.23% for each fund. The individual fund fee rate is 0.45% for each fund.

The basic fee for Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund for the fiscal year ended October 31, 2020, was 0.68%, 0.68%, 0.68%, 0.68%, and 0.68%, respectively, of the fund’s average net assets.

The performance adjustment rate is calculated monthly by comparing over the performance period Fidelity® Canada Fund’s performance to that of the S&P/TSX Composite Index, Fidelity® Emerging Asia Fund’s performance to that of the MSCI AC (All Country) Asia ex Japan Index, Fidelity® Europe Fund’s performance to that of the MSCI Europe Index, Fidelity® Japan Fund’s performance to that of the Tokyo Stock Price Index (TOPIX), or Fidelity® Pacific Basin Fund’s performance to that of the MSCI AC (All Country) Pacific Index.

For the purposes of calculating the performance adjustment for each of Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the fund’s investment performance will be based on the performance of the class of shares of the fund offered through this prospectus. To the extent that other classes of Fidelity® Canada Fund, Fidelity® Europe Fund, and Fidelity® Japan Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity® Canada Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Pacific Basin Fund, the performance period is the most recent 36 month period.

The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The total management fee, as a percentage of a fund’s average net assets, for the fiscal year ended October 31, 2020, for each fund is shown in the following table. Because each fund’s management fee rate may fluctuate, a fund’s management fee may be higher or lower in the future.

Fidelity® Canada Fund	0.60%
Fidelity® China Region Fund	0.68%
Fidelity® Emerging Asia Fund	0.87%
Fidelity® Emerging Markets Fund	0.68%
Fidelity® Europe Fund	0.78%
Fidelity® Japan Fund	0.80%
Fidelity® Japan Smaller Companies Fund	0.68%
Fidelity® Latin America Fund	0.69%
Fidelity® Nordic Fund	0.68%
Fidelity® Pacific Basin Fund	0.87%

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund’s semi-annual report for the fiscal period ended April 30, 2020.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each of Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, and Fidelity® Latin America Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund’s or class’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Fidelity Canada Fund

Years ended October 31,	2020		2019		2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$52.21		$50.02		$54.41		$48.35		$45.55

Income from Investment Operations
Net investment income (loss)A	.76		.82		.77		.66		.62
Net realized and unrealized gain (loss)	(4.38)		4.58		(3.90)		6.20		2.85

Total from investment operations	(3.62)		5.40		(3.13)		6.86		3.47

Distributions from net investment income	(.92)		(.58)		(.77)		(.61)		(.61)
Distributions from net realized gain	(1.40)		(2.63)		(.49)		(.19)		(.06)

Total distributions	(2.33	)B	(3.21)		(1.26)		(.80)		(.67)

Redemption fees added to paid in capitalA	—		—		—	C	—	C	—	C

Net asset value, end of period	$46.26		$52.21		$50.02		$54.41		$48.35

Total ReturnD	(7.40)%		11.70%		(5.89)%		14.35%		7.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%		.88%		.89%		1.02%		1.17%
Expenses net of fee waivers, if any	.88%		.88%		.89%		1.02%		1.17%
Expenses net of all reductions	.88%		.87%		.88%		1.02%		1.17%
Net investment income (loss)	1.58%		1.64%		1.45%		1.30%		1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$612,716		$803,629		$903,662		$1,130,803		$1,233,050
Portfolio turnover rateG	11%		8	%H	29%		26%		44%

A	Calculated based on average shares outstanding during the period.
B	Total distributions per share do not sum due to rounding.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity China Region Fund

Years ended October 31,	2020	2019	2018		2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$36.30	$29.11	$34.64		$25.78	$29.66

Income from Investment Operations
Net investment income (loss)A	.21	.25	.26		.17	.26
Net realized and unrealized gain (loss)	15.28	7.19	(5.65)		9.00	(.21)

Total from investment operations	15.49	7.44	(5.39)		9.17	.05

Distributions from net investment income	(.26)	(.25)	(.14)		(.27)	(.35)
Distributions from net realized gain	—	—	—		(.05)	(3.59)

Total distributions	(.26)	(.25)	(.14)		(.32)	(3.93	)B

Redemption fees added to paid in capitalA	—	—	—	C	.01	—	C

Net asset value, end of period	$51.53	$36.30	$29.11		$34.64	$25.78

Total ReturnD	42.95%	25.72%	(15.62)%		36.10%	.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%	.95%	.96%		1.00%	1.02%
Expenses net of fee waivers, if any	.93%	.95%	.96%		1.00%	1.02%
Expenses net of all reductions	.91%	.95%	.93%		.99%	1.01%
Net investment income (loss)	.49%	.76%	.74%		.58%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,518,404	$1,093,827	$969,679		$1,294,775	$1,004,985
Portfolio turnover rateG	60%	80%	60%		68%	70%

A	Calculated based on average shares outstanding during the period.
B	Total distributions per share do not sum due to rounding.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Emerging Asia Fund

Years ended October 31,	2020		2019		2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$45.03		$36.69		$43.94		$33.37		$31.20

Income from Investment Operations
Net investment income (loss)A	(.12)		.34		.41		.40		.39
Net realized and unrealized gain (loss)	21.49		9.27		(7.27)		10.56		1.91

Total from investment operations	21.37		9.61		(6.86)		10.96		2.30

Distributions from net investment income	(.29	)B	(.39)		(.37)		(.34)		(.13)
Distributions from net realized gain	(2.51	)B	(.88)		(.02)		(.05)		—

Total distributions	(2.80)		(1.27)		(.39)		(.39)		(.13)

Redemption fees added to paid in capitalA	—		—		—	C	—	C	—	C

Net asset value, end of period	$63.60		$45.03		$36.69		$43.94		$33.37

Total ReturnD	50.46%		26.95%		(15.75)%		33.28%		7.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.13%		1.11%		1.02%		1.10%		1.16%
Expenses net of fee waivers, if any	1.13%		1.11%		1.02%		1.10%		1.16%
Expenses net of all reductions	1.10%		1.11%		1.00%		1.08%		1.16%
Net investment income (loss)	(.24)%		.82%		.93%		1.07%		1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,578,782		$993,620		$913,940		$1,286,331		$922,265
Portfolio turnover rateG	114%		61	%H	36%		40%		77%

A	Calculated based on average shares outstanding during the period.
B	The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Emerging Markets Fund

Years ended October 31,	2020	2019		2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$33.03	$26.66		$31.37	$24.25	$22.55

Income from Investment Operations
Net investment income (loss)A	.15	.61	B	.24	.22	.14
Net realized and unrealized gain (loss)	7.68	5.98		(4.76)	7.05	1.66

Total from investment operations	7.83	6.59		(4.52)	7.27	1.80

Distributions from net investment income	(.60)	(.22)		(.16)	(.15)	(.11)

Distributions from net realized gain	—	—	C	(.03)		—		—

Total distributions	(.60)	(.22)		(.19)		(.15)		(.11)

Redemption fees added to paid in capitalA	—	—		—	C	—	C	.01

Net asset value, end of period	$40.26	$33.03		$26.66		$31.37		$24.25

Total ReturnD	24.09%	24.91%		(14.51)%		30.21%		8.07%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%	.94%		.96%		.97%		1.01%
Expenses net of fee waivers, if any	.92%	.94%		.96%		.97%		1.01%
Expenses net of all reductions	.91%	.92%		.92%		.96%		1.00%
Net investment income (loss)	.43%	2.02	%B	.75%		.83%		.61%
Supplemental Data
Net assets, end of period (000 omitted)	$4,526,531	$3,104,887		$3,493,583		$3,933,401		$3,014,957
Portfolio turnover rateG	34%	85	%H	86%		81%		79%

A	Calculated based on average shares outstanding during the period.
B

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been .88%.

C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
H	Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Europe Fund

Years ended October 31,	2020	2019		2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$36.28	$37.70		$42.53		$34.26		$37.19

Income from Investment Operations
Net investment income (loss)A	.30	1.52	B	.48		.38		.33
Net realized and unrealized gain (loss)	1.46	.81		(4.24	)C	8.40		(2.68)

Total from investment operations	1.76	2.33		(3.76)		8.78		(2.35)

Distributions from net investment income	(1.61)	(.32)		(.41)		(.38)		(.43)
Distributions from net realized gain	(1.08)	(3.43)		(.66)		(.13)		(.15)

Total distributions	(2.69)	(3.75)		(1.07)		(.51)		(.58)

Redemption fees added to paid in capitalA	—	—		—		—	D	—	D

Net asset value, end of period	$35.35	$36.28		$37.70		$42.53	$34.26

Total ReturnE	4.95%	7.56%		(9.05	)%C	26.05%	(6.42)%
Ratios to Average Net AssetsF
Expenses before reductions	1.03%	.78%		.96%		1.00%	1.07%
Expenses net of fee waivers, if any	1.03%	.77%		.96%		1.00%	1.07%
Expenses net of all reductions	1.02%	.75%		.96%		.96%	1.06%
Net investment income (loss)	.86%	4.33	%B	1.14%		1.02%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$755,125	$836,373		$941,670		$1,343,213	$1,066,488
Portfolio turnover rateG	39%	45%		57%		73%	62%

A	Calculated based on average shares outstanding during the period.
B

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 3.75%.

C

Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.48) %.

D	Amount represents less than $.005 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Japan Fund

Years ended October 31,	2020		2019	2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$15.86		$14.20	$15.13		$12.64		$11.91

Income from Investment Operations
Net investment income (loss)A	.10		.12	.07		.10		.09
Net realized and unrealized gain (loss)	1.81		1.59	(.86)		2.54		.72

Total from investment operations	1.91		1.71	(.79)		2.64		.81

Distributions from net investment income	(.11)		(.05)	(.11)		(.11)		(.07)
Distributions from net realized gain	(.09)		—	(.04)		(.03)		(.01)

Total distributions	(.19	)B	(.05)	(.14	)B	(.15	)B	(.08)

Redemption fees added to paid in capitalA	—		—	—	C	—	C	—	C

Net asset value, end of period	$17.58		$15.86	$14.20		$15.13		$12.64

Total ReturnD	12.16%		12.10%	(5.28)%		21.13%		6.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%		1.01%	1.05%		.82%		.78%
Expenses net of fee waivers, if any	1.06%		1.01%	1.05%		.82%		.78%
Expenses net of all reductions	1.06%		1.00%	1.04%		.82%		.78%

Net investment income (loss)	.65%	.82%	.45%	.74%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$274,433	$401,344	$297,644	$247,372	$352,936
Portfolio turnover rateG	22%	27%	40%	23%	15%

A	Calculated based on average shares outstanding during the period.
B	Total distributions per share do not sum due to rounding.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Japan Smaller Companies Fund

Years ended October 31,	2020		2019	2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$17.60		$17.12	$18.84		$15.66		$13.76

Income from Investment Operations
Net investment income (loss)A	.16		.22	.18		.17		.17
Net realized and unrealized gain (loss)	.11	B	1.10	(1.00)		3.42		1.93

Total from investment operations	.27		1.32	(.82)		3.59		2.10

Distributions from net investment income	(.23)		(.11)	(.16)		(.17)		(.09)
Distributions from net realized gain	(1.00)		(.73)	(.74)		(.25)		(.11)

Total distributions	(1.23)		(.84)	(.90)		(.41	)C	(.20)

Redemption fees added to paid in capitalA	—		—	—	D	—	D	—	D

Net asset value, end of period	$16.64		$17.60	$17.12		$18.84		$15.66

Total ReturnE	1.31%		8.22%	(4.71)%		23.68%		15.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%		.93%	.94%		.95%		.96%
Expenses net of fee waivers, if any	.92%		.93%	.93%		.95%		.96%
Expenses net of all reductions	.92%		.93%	.93%		.94%		.96%
Net investment income (loss)	1.02%		1.31%	.95%		1.04%		1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$523,774		$685,651	$715,402		$764,052		$587,034
Portfolio turnover rateH	20%		16%	17%		20%		30%

A	Calculated based on average shares outstanding during the period.

B

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

C	Total distributions per share do not sum due to rounding.
D	Amount represents less than $.005 per share.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Latin America Fund

Years ended October 31,	2020	2019	2018		2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$28.30	$21.94	$24.89		$22.41	$18.08

Income from Investment Operations
Net investment income (loss)A	.10	.77	.57		.49	.45
Net realized and unrealized gain (loss)	(10.36)	6.09	(3.15)		2.46	4.26

Total from investment operations	(10.26)	6.86	(2.58)		2.95	4.71

Distributions from net investment income	(.68)	(.50)	(.37)		(.48)	(.38)

Total distributions	(.68)	(.50)	(.37)		(.48)	(.38)

Redemption fees added to paid in capitalA	—	—	—	B	.01	—	B

Net asset value, end of period	$17.36	$28.30	$21.94		$24.89	$22.41

Total ReturnC	(37.13)%	32.06%	(10.50)%		13.87%	26.65%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.05%	1.05%	1.07%		1.09%	1.14%
Expenses net of fee waivers, if any	1.05%	1.04%	1.07%		1.09%	1.14%
Expenses net of all reductions	1.03%	1.04%	1.05%		1.09%	1.13%
Net investment income (loss)	.48%	3.13%	2.39%		2.19%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$277,942	$517,901	$445,845		$597,161	$596,514
Portfolio turnover rateF	54%	48%	53%		51%	108%

A	Calculated based on average shares outstanding during the period.
B	Amount represents less than $.005 per share.
C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Nordic Fund

Years ended October 31,	2020	2019		2018	2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$46.69	$49.64		$54.34	$45.28		$44.99

Income from Investment Operations
Net investment income (loss)A	.15	1.50	B	.47	.51		.64
Net realized and unrealized gain (loss)	11.86	.15		(3.01)	9.32		.27

Total from investment operations	12.01	1.65		(2.54)	9.83		.91

Distributions from net investment income	(1.60)	(.05)		(.50)	(.65)		(.57)
Distributions from net realized gain	(.59)	(4.55)		(1.67)	(.12)		(.05)

Total distributions	(2.19)	(4.60)		(2.17)	(.77)		(.62)

Redemption fees added to paid in capitalA	—	—		.01	—	C	—	C

Net asset value, end of period	$56.51	$46.69		$49.64	$54.34		$45.28

Total ReturnD	26.73%	3.96%		(4.80)%	22.14%		1.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%	.98%		.98%	.99%		.99%
Expenses net of fee waivers, if any	.96%	.98%		.97%	.99%		.98%
Expenses net of all reductions	.96%	.96%		.97%	.96%		.98%
Net investment income (loss)	.31%	3.28	%B	.89%	1.04%		1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$301,424	$261,896		$290,184	$376,747		$430,020
Portfolio turnover rateG	29%	34%		56%	69%		63%

A	Calculated based on average shares outstanding during the period.
B

Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income(loss) to average net assets would have been 1.50%

C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Pacific Basin Fund

Years ended October 31,	2020	2019		2018		2017		2016
Selected Per–Share Data
Net asset value, beginning of period	$32.65	$29.51		$35.53		$28.82		$27.01

Income from Investment Operations
Net investment income (loss)A	.16	.26		.22		.25		.24
Net realized and unrealized gain (loss)	7.61	5.74		(4.69)		7.09		2.88

Total from investment operations	7.77	6.00		(4.47)		7.34		3.12

Distributions from net investment income	(.26)	(.20)		(.23)		(.17)		(.36)
Distributions from net realized gain	—	(2.67)		(1.32)		(.46)		(.95)

Total distributions	(.26)	(2.86	)B	(1.55)		(.63)		(1.31)

Redemption fees added to paid in capitalA	—	—		—	C	—	C	—	C

Net asset value, end of period	$40.16	$32.65		$29.51		$35.53		$28.82

Total ReturnD	23.95%	22.37%		(13.24)%		26.22%		12.05%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%	.97%		1.07%		1.11%		1.19%
Expenses net of fee waivers, if any	1.11%	.97%		1.07%		1.11%		1.19%
Expenses net of all reductions	1.10%	.97%		1.06%		1.10%		1.19%
Net investment income (loss)	.47%	.88%		.62%		.84%		.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,673	$891,154		$807,632		$975,259		$688,318
Portfolio turnover rateG	27%	32%		37%		36%		30%

A	Calculated based on average shares outstanding during the period.
B	Total distributions per share do not sum due to rounding.
C	Amount represents less than $.005 per share.
D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
E

Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Additional Index Information

Fidelity Emerging Asia Fund Linked Index SM represents the performance of the MSCI AC (All Country) Asia ex Japan Index which is a market capitalization weighted index that is designed to measure the investable equity market performance for global investors of Asia, excluding Japan. Index returns shown for periods prior to December 1, 2010 are returns of the MSCI AC (All Country) Far East ex Japan Index (Net MA) and are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

FTSE® Capped Nordic Index is a modified market capitalization-weighted index designed to measure the performance of the investable equity markets of Denmark, Finland, Norway, and Sweden. Constituent weights are capped semi-annually by FTSE to enforce issuer diversification constraints.

MSCI AC (All Country) Asia ex Japan Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of Asia, excluding Japan. Index returns for periods after November 30, 2010 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI AC (All Country) Pacific Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed and emerging markets in the Pacific region. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI EM (Emerging Markets) Latin America Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in the emerging markets countries of Latin America. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Europe Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors of the developed markets in Europe. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

MSCI Golden Dragon Index is a market capitalization-weighted index designed to represent the performance of the equity markets of Hong Kong, Taiwan, and China. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Russell/Nomura Mid-Small Cap™ Index measures the performance of medium and small companies that represent the smallest 50% of companies of the Russell/Nomura Total Market™ Index as defined by float-adjusted market capitalization. The Russell/Nomura Total Market™ Index represents 98% of the investable Japan equity market, consisting of common stock securities domiciled in Japan.

S&P/TSX Composite Index is a broad-based, market capitalization-weighted index designed to measure the performance of the Canadian equity market. Eligible securities must be listed on the Toronto Stock Exchange and issued by companies incorporated in Canada.

Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of the common stock of the large companies that make up the First Section of the Tokyo Stock Exchange.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. Each fund’s SAI also includes more detailed information about the fund and its investments. The SAIs are incorporated herein by reference (legally form a part of the prospectus). Each fund’s annual and semi-annual reports also include additional information. Each fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity’s web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAIs, the funds’ annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds’ SAIs, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number, 811-04008

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

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1.538563.124	TIF-PRO-1220

Fidelity® Emerging Markets Fund

Class/Ticker

Fidelity Advisor® Emerging Markets Fund

A/FEMAX M/FEQMX C/FEMMX I/FECMX Z/FZEMX

Prospectus

February 16, 2021

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

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Fund Summary

Fund/Class:

Fidelity® Emerging Markets Fund/Fidelity Advisor® Emerging Markets Fund A, M, C, I, Z

Investment Objective

The fund seeks capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A		Class M		Class C		Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		None		None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None	(a)	None	(a)	1.00	%(b)	None	None

(a)

Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

(b)	On Class C shares redeemed less than one year after purchase.

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Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses(a)	0.34%	0.37%	0.37%	0.36%	0.12%

Total annual operating expenses	1.27%	1.55%	2.05%	1.04%	0.80%

(a)	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$697	$697	$502	$502	$308	$208	$106	$106	$82	$82
3 years	$955	$955	$822	$822	$643	$643	$331	$331	$255	$255
5 years	$1,232	$1,232	$1,165	$1,165	$1,103	$1,103	$574	$574	$444	$444
10 years	$2,021	$2,021	$2,131	$2,131	$2,379	$2,379	$1,271	$1,271	$990	$990

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

•

Normally investing at least 80% of assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.

•	Normally investing primarily in common stocks.

•	Allocating investments across different emerging market countries.

•	Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

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Principal Investment Risks

•

Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

•

Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.

•

Geographic Concentration in China. Because the fund concentrates its investments in China, the fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds.

•	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Emerging Markets Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® Emerging Markets Fund, a class of shares of the fund.

Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.

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Year-by-Year Returns*

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.85%	June 30, 2020
Lowest Quarter Return	(24.04)%	September 30, 2011

*

The returns shown above are for Fidelity® Emerging Markets Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Emerging Markets Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Emerging Markets Fund’s returns only to the extent that the classes do not have the same expenses.

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Fidelity® Emerging Markets Fund
Return Before Taxes	32.54%	17.23%	6.64%
Return After Taxes on Distributions	32.23%	17.07%	6.58%
Return After Taxes on Distributions and Sale of Fund Shares	19.69%	14.06%	5.46%
MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	18.32%	12.84%	3.67%

*

The returns shown above are for Fidelity® Emerging Markets Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Emerging Markets Fund because the classes are invested in the same portfolio of securities. Class A’s, Class M’s, Class C’s, Class I’s, and Class Z’s returns would differ from Fidelity® Emerging Markets Fund’s returns only to the extent that the classes do not have the same expenses.

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Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund’s manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

John Dance (portfolio manager) has managed the fund since February 2019.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional. You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the “Additional Information about the Purchase and Sale of Shares” section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver. The price to buy one share of Class C, Class I, or Class Z is its NAV. Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC). The price to sell one share of Class I or Class Z is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

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There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Emerging Markets Fund seeks capital appreciation.

Principal Investment Strategies

The Adviser normally invests at least 80% of the fund’s assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth. The Adviser normally invests the fund’s assets primarily in common stocks.

The Adviser normally allocates the fund’s investments across different emerging market countries.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

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Principal Investment Risks

Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular group of countries, the fund’s performance is expected to be closely tied to social, political, and economic conditions within that group of countries and to be more volatile than the performance of more geographically diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund’s performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign and Emerging Market Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Concentration. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a large portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund’s investment performance.

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Special Considerations regarding China. The Chinese economy is dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. The willingness and ability of the Chinese government to support the Chinese economy and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Also, foreign investments may be subject to certain restrictions. Changes in Chinese government policy and economic growth rates could significantly affect local markets. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the securities of Chinese issuers. Concerns exist regarding a potential trade war between China and the United States, which may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, all of which may have a negative impact on a fund’s investments.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund’s securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Shareholder Notice

The following is subject to change only upon 60 days’ prior notice to shareholders:

Fidelity® Emerging Markets Fund normally invests at least 80% of its assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets.

Country or Geographic Region

The Adviser considers a number of factors to determine whether an investment is tied economically to a particular country or region, including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region.

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Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.

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General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

•	Your name

•	Your account number

•	Type of transaction requested

•	Name(s) of fund(s) and class(es)

•	Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests.

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Exceptions

The following transactions are exempt from the fund’s excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of fund(s), or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund’s excessive trading policies to shareholders at the fund of fund(s) level, or demonstrates that the fund of fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund’s Treasurer.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund’s excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary’s clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

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The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor® funds; and

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10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor® 403(b) program;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

4. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A’s or Class M’s offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A’s or Class M’s NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A’s or Class M’s NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

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Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.

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A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

•	When you wish to sell more than $100,000 worth of shares.

•	When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.

•	When you are requesting that redemption proceeds be paid to someone other than the account owner.

•	In certain situations when the redemption proceeds are being transferred to a Fidelity® account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

•	Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

•	Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.

•	You will not receive interest on amounts represented by uncashed redemption checks.

•	Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z:

When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.

If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

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Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class’s prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Conversion Feature. Effective June 21, 2021, after a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Prior to June 21, 2021, after a maximum of 10 years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus. A fund will permit an intermediary to transition Class C shares to Class A shares of the same fund, regardless of holding period, if the intermediary is unable to administer this conversion policy. Such transitions to Class A shares will be made at NAV minus any applicable CDSC.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity® Capital Appreciation Fund.

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As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or for shares of Fidelity® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity® funds that offer Advisor classes of shares or Class Z shares of other Fidelity® funds available through your employee benefit plan, or if the Fidelity® fund does not offer Class Z shares, then other classes of the Fidelity® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the statement of additional information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

•

The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.

•

The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser’s judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

•	An exchange of shares is not subject to any applicable CDSCs.

•	Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.

•	The shares you are acquiring by exchange must be available for sale in your state.

•	Exchanges may have tax consequences for you if you own shares in a taxable account.

•	If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.

•	Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund’s prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class’s prospectus. Please contact your investment professional for more information.

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Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line®): electronic money movement through the Automated Clearing House

•	To transfer money between a bank account and your fund account.

•	You can use electronic funds transfer to:

•	Make periodic (automatic) purchases of shares.

•	Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system

•	To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

•	To make contributions from your fund account to your Fidelity Advisor® IRA.

•	To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

•

Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).

•	Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

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You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions in December.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option. Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option. Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you. If you are not investing through a tax-advantaged retirement account, you should consider these tax consequences.

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Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of the fund’s distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of the fund’s distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of January 1, 2020, the Adviser had approximately $2.6 trillion in discretionary assets under management, and as of December 31, 2019, approximately $3.2 trillion when combined with all of its affiliates’ assets under management.

As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2019, FMR UK had approximately $23.9 billion in discretionary assets under management. FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR UK is an affiliate of the Adviser.

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Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2019, FMR H.K. had approximately $16.5 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.

Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2020, FMR Japan had approximately $4.2 billion in discretionary assets under management. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

FIL Investment Advisors (FIA), at Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda, serves as a sub-adviser for the fund. As of June 30, 2020, FIA had approximately $7.1 billion in discretionary assets under management. FIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FIL Investment Advisors (UK) Limited (FIA(UK)), at Beech Gate, Millfield Lane, Lower Kingswood, Tadworth, Surrey, KT20 6RP, United Kingdom, serves as a sub-adviser for the fund. As of June 30, 2020, FIA(UK) had approximately $5.7 billion in discretionary assets under management. FIA(UK) may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FIL Investments (Japan) Limited (FIJ), at Tri-Seven Roppongi, 7-7-7 Roppongi, Minato-ku, Tokyo, Japan 106-0032, serves as a sub-adviser for the fund. As of March 31, 2020, FIJ had approximately $0 in discretionary assets under management in the United States. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

John Dance is portfolio manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity® fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity® fund.

Advisory Fee(s)

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund’s average net assets throughout the month.

The group fee rate is based on the average net assets of a group of mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

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For October 2020, the group fee rate was 0.23%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended October 31, 2020, was 0.68% of the fund’s average net assets. Because the fund’s management fee rate may fluctuate, the fund’s management fee may be higher or lower in the future.

The Adviser pays FMR UK, FMR H.K., and FMR Japan for providing sub-advisory services. The Adviser pays FIA for providing sub-advisory services, and FIA in turn pays FIA(UK). FIA in turn pays FIJ for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund’s semi-annual report for the fiscal period ended April 30, 2020.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes each class’s shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares. This compensation may take the form of (as applicable):

•	Sales charges and concessions (not applicable to Class I and Class Z shares).

•	Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).

•	Finder’s fees (not applicable to Class C, Class I, and Class Z shares).

•	Payments for additional distribution-related activities and/or shareholder services.

•	Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in

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the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify a fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions—Class A

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00	%(c)
$4,000,000 but less than $25,000,000	None	None	0.50	%(c)
$25,000,000 or more	None	None	0.25	%(c)

(a)

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b)	Purchases of $10.00 or less will not pay a sales charge.
(c)	Certain conditions and exceptions apply. See “Fund Services—Fund Distribution—Finder’s Fees.”

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions—Class M

	Sales Charge
	As a % of offering price(a)	As an approximate % of net amount invested(a)	Investment professional concession as % of offering price
Less than $50,000(b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25	%(c)

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(a)

The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

(b)	Purchases of $10.00 or less will not pay a sales charge.
(c)	Certain conditions and exceptions apply. See “Fund Services—Fund Distribution—Finder’s Fees.”

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of “employee benefit plans” (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an “individual” or “company” for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

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Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class’s NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class’s shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1.

Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

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2.	Purchased for an insurance company separate account.

3.	Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4.

Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5.

Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6.

Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7.	Purchased to repay a loan against Class A or Class M shares held in the investor’s Fidelity Advisor® 403(b) program.

8.	Purchased for an employer-sponsored health savings account.

9.

(Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10.	Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (1940 Act), FDC exercises its right to waive Class A’s and Class M’s front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund’s merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A’s and Class M’s front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1.	For disability or death.

2.	From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3.	For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4.	Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5.	(Applicable to Class A and Class M only) Held by insurance company separate accounts.

6.

(Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7.

(Applicable to Class A and Class M only) On which a finder’s fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder’s fee at the time of purchase).

8.	(Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

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Finder’s Fees. Finder’s fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder’s fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder’s fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor’s $1 million Letter. Accumulated account value for purposes of finder’s fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see “Combined Purchase, Rights of Accumulation, and Letter of Intent Programs” above.

Finder’s fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder’s fee. Finder’s fees will be paid in connection with shares recordkept in a Fidelity Advisor® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A’s average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A’s average net assets throughout the month for providing shareholder support services.

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Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services. For purchases of Class A shares on which a finder’s fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M’s 12b-1 (distribution) fee rate may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M’s average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C’s average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A’s, Class M’s, and Class C’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

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If payments made by the Adviser to FDC or to intermediaries under Class I’s and Class Z’s Distribution and Service Plan were considered to be paid out of Class I’s and Class Z’s assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Appendix

Additional Index Information

MSCI Emerging Markets Index is a market capitalization-weighted index that is designed to measure the investable equity market performance for global investors in emerging markets. Index returns are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).

•

Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

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•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after February 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation (“ROA”):

•

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.

•

The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

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Letter of Intent (“LOI”):

•

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers:

Sales charges are waived for the following shareholders and in the following situations:

•

Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones’ policies and procedures.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

•

Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

•

Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

CDSC Waivers:

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.

•	Systematic withdrawals with up to 10% per year of the account value.

•	Return of excess contributions from an Individual Retirement Account (IRA).

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

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•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.

•	Shares exchanged in an Edward Jones fee-based program.

•	Shares acquired through NAV reinstatement.

•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts:

•	Initial purchase minimum: $250

•	Subsequent purchase minimum: none

Minimum Balances:

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or LOI

Exchanging Share Classes:

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

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•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Shares acquired through a right of reinstatement.

•	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Shares sold in connection with a return of excess contributions from an IRA account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

•	Breakpoints as described in the fund’s prospectus.

•

Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Merrill Lynch

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

35

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch:

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

•

Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B, and C Shares Available at Merrill Lynch:

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a right of reinstatement

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

36

•

Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge

•

Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

37

Front-end Sales Load Waivers on Class A Shares available at OPCO:

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through an OPCO affiliated investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

•	Employees and registered representatives of OPCO or its affiliates and their family members

•	Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

•	Return of excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

•	Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

•	Breakpoints as described in this prospectus.

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

38

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and Each Entity’s Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the fund’s Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

39

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Effective on or after June 30, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

•	Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

•

Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

•

A shareholder in a fund’s C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

•

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

•	Shares sold due to death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in a fund’s prospectus

•	Shares sold due to returns of excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

40

•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

•	Breakpoints as described in this prospectus

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser’s household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Effective February 2021, shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.

41

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its SAI and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund’s annual and semi-annual reports also include additional information. The fund’s annual report includes a discussion of the fund’s holdings and recent market conditions and the fund’s investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity’s web site at institutional.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-04008

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Advisor, Fidelity Investments & Pyramid Design, Destiny, Fidelity Advisor Money Line, and Directed Dividends are registered service marks of FMR LLC. © 2021 FMR LLC. All rights reserved.

Any third-party marks that may appear above are the marks of their respective owners.

1.9901133.101	AEMF-PRO-0221

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

(Series of Fidelity Investment Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

February 16, 2021

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, a series of Fidelity Investment Trust], by Fidelity Emerging Markets Fund, a series of Fidelity Investment Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Emerging Markets Fund will acquire all of the assets of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and assume all of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Emerging Markets Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus (Fidelity Emerging Markets Fund—Retail Class) of Fidelity Emerging Markets Fund dated December 30, 2020, as supplemented, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

2.	The Statement of Additional Information (Fidelity Emerging Markets Fund—Retail Class) of Fidelity Emerging Markets Fund dated December 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

3.	The Prospectus (Class A, Class M, Class C, Class I, and Class Z)) of Fidelity Emerging Markets Fund dated February 16, 2021, which was previously filed via EDGAR (Accession No. 0001379491-21-000503).

4.	The Statement of Additional Information (Class A, Class M, Class C, Class I, and Class Z) of Fidelity Emerging Markets Fund dated February 16, 2021, which was previously filed via EDGAR (Accession No. 0001379491-21-000503).

5.	The Prospectus (Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund—Retail Class) of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund dated December 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

6.	The Statement of Additional Information (Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund—Retail Class) of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund dated December 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

7.	The Prospectus (Class A, Class M, Class C, and Class I) of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund dated December 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

8.	The Statement of Additional Information (Class A, Class M, Class C, and Class I) of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund dated December 30, 2020, which was previously filed via EDGAR (Accession No. 0001379491-20-006399).

9.	The Financial Statements included in the Annual Report of Fidelity Emerging Markets for the fiscal year ended October 31, 2020, which were previously filed via EDGAR (Accession No. 0001379491-20-006347).

10.	The Financial Statements included in the Annual Report of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund for the fiscal year ended October 31, 2020, which were previously filed via EDGAR (Accession No. 0001379491-20-006347).

PRO FORMA FINANCIAL STATEMENTS

The pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this SAI because, as of October 31, 2020, the net asset value of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund does not exceed ten percent (10%) of the net asset value of Fidelity Emerging Markets Fund.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)

	(1)	Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 82.

	(2)	Amendment to the Declaration of Trust, dated October 14, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 90.

	(3)	Amendment to the Declaration of Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 105.

(2)	(1)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization between Fidelity Investment Trust: Fidelity Emerging Markets Fund and Fidelity Investment Trust: Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.

(5)

Articles III, X, and XI of the Amended and Restated Declaration of Trust, dated March 14, 2001, are incorporated herein by reference to Exhibit (a)(1) of Post- Effective Amendment No. 82; Article VIII of the Certificate of Amendment to the Declaration of Trust, dated December 13, 2007, is incorporated herein by reference to Exhibit (a)(2) of Post- Effective Amendment No. 105; and Articles IV and VI of the Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No.002- 58542) Post-Effective No. 63.

(6)

	(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Canada Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 187.

	(2)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity China Region Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 187.

	(3)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Diversified International Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 187.

	(4)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Diversified International K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 187.

	(5)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Asia Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 187.

	(6)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 187.

(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 187.

(8)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Emerging Markets Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 187.

(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Enduring Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 187.

(10)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Europe Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 187.

(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex International Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 187.

(12)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Global Commodity Stock Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 187.

(13)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Global Equity Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 187.

(14)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Capital Appreciation Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 187.

(15)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Capital Appreciation K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 187.

(16)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Infrastructure Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 187.

(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Discovery Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 187.

(18)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Discovery K6 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 187.

(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Growth Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 187.

(20)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Small Cap Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 187.

(21)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Small Cap Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 187.

(22)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity International Value Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 187.

(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Japan Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 187.

(24)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Japan Smaller Companies Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 187.

(25)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Latin America Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 187.

(26)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Nordic Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 187.

(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Overseas Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 187.

(28)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Pacific Basin Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 187.

(29)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity SAI International SMA Completion Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 187.

(30)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Canada Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 187.

(31)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Emerging Markets Opportunities Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 187.

(32)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 187.

(33)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Growth Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 187.

(34)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Small Cap Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 187.

(35)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series International Value Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 187.

(36)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Overseas Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 187.

(37)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total Emerging Markets Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 187.

(38)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total International Equity Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 187.

(39)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Worldwide Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 187.

(40)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 187.

(41)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 187.

(42)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 187.

(43)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 187.

(44)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 187.

(45)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 187.

(46)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 187.

(47)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 187.

(48)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 187.

(49)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 187.

(50)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 187.

(51)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 187.

(52)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 187.

(53)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 187.

(54)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 187.

(55)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 187.

(56)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited FIL Investment Advisors on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 187.

(57)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 187.

(58)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 187.

(59)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited FIL Investment Advisors on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 187.

(60)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FIL Investment Advisors on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 187.

(61)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 187.

(62)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 187.

(63)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 187.

(64)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 187.

(65)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FIL Investment Advisors on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 187.

(66)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 187.

(67)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and FIL Investments (Japan) Limited on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 187.

(68)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 187.

(69)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 187.

(70)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between known as FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 187.

(71)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 187.

(72)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 187.

(73)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 187.

(74)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 187.

(75)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 187.

(76)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 187.

(77)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 187.

(78)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 187.

(79)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 187.

(80)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 187.

(81)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 187.

(82)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 187.

(83)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 187.

(84)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 187.

(85)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 187.

(86)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(86) of Post-Effective Amendment No. 187.

(87)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 187.

(88)	Amended and Restated Sub-Advisory Agreement Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 187.

(89)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 187.

(90)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(90) of Post-Effective Amendment No. 187.

(91)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 187.

(92)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(92) of Post-Effective Amendment No. 187.

(93)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No. 187.

(94)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(94) of Post-Effective Amendment No. 187.

(95)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 187.

(96)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(96) of Post-Effective Amendment No. 187.

(97)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 187.

(98)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment No. 187.

(99)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 187.

(100)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 187.

(101)	Amended and Restated Sub-Advisory Agreement, Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 187.

(102)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 187.

(103)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and FIL Investment Advisors (UK) Limited on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 187.

(104)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and FIL Investments (Japan) Limited on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 187.

(105)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 187.

(106)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 187.

(107)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 187.

(108)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors and Fidelity Management & Research Company LLC on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 187.

(109)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 187.

(110)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investments (Japan) Limited and FIL Investment Advisors on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (d)(110) of Post-Effective Amendment No. 187.

(111)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(41) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(112)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(12) of Fidelity Puritan Trust’s (File No. 811-00649) Post-Effective Amendment No. 194.

(113)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(43) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(114)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment No. 187.

(115)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 235.

(116)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (d)(116) of Post-Effective Amendment No. 189.

(117)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(23) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 235.

(118)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(119)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(49) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(120)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(20) of Fidelity Puritan Trust’s (File No. 811-00649) Post-Effective Amendment No. 194.

(121)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(122)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 187.

(123)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(124)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (d)(124) of Post-Effective Amendment No. 189.

(125)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(126)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(127)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(57) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(128)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Puritan Trust’s (File No. 811-00649) Post-Effective Amendment No. 194.

(129)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(59) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(130)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Diversified International K6 Fund, Fidelity International Capital Appreciation K6 Fund, and Fidelity International Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 187.

(131)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

	(132)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Diversified International Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Emerging Markets Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Global Commodity Stock Fund, Fidelity Global Equity Income Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Growth Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Total Emerging Markets Fund, Fidelity Total International Equity Fund, and Fidelity Worldwide Fund is incorporated herein by reference Exhibit (d)(132) of Post-Effective Amendment No. 189.

	(133)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

	(134)	Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Canada Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Series Overseas Fund, and Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (d)(32) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(7)

	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Canada Fund, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 187.

	(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity China Region Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 187.

	(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Diversified International Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 187.

	(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Diversified International K6 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 187.

(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Asia Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 187.

(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 187.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 187.

(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Emerging Markets Discovery Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 187.

(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enduring Opportunities Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 187.

(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Europe Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 187.

(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex International Fund is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 187.

(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Global Commodity Stock Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 187.

(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Global Equity Income Fund, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 187.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Infrastructure Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 187.

(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf Fidelity International Capital Appreciation Fund, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 187.

(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Capital Appreciation K6 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 187.

(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Discovery Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 187.

(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Discovery K6 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 187.

(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Growth Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 187.

(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 187.

(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Small Cap Opportunities Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 187.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Value Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 187.

(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Japan Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 187.

(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Japan Smaller Companies Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 187.

(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Latin America Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 187.

(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Nordic Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 187.

(27)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Overseas Fund, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 187.

(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Pacific Basin Fund, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 187.

(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity SAI International SMA Completion Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 187.

(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Canada Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 187.

(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Opportunities Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 187.

(32)	Amended and Restated General Distribution Agreement dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 187.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Growth Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 187.

(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Small Cap Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 187.

(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series International Value Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 187.

(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Overseas Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 187.

(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 187.

(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 187.

	(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Investment Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 187.

	(40)	Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

	(41)	Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

	(42)	Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(8)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March  1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)

	(1)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity China Region Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity SAI International SMA Completion Fund and Fidelity Series Overseas Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) of Post-Effective Amendment No. 72.

	(2)	Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Global Equity Income Fund, Fidelity Japan Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, and Fidelity Worldwide Fund, is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(3)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Flex International Fund, Fidelity Global Commodity Stock Fund, Fidelity International Capital Appreciation K6 Fund, Fidelity International Growth Fund, Fidelity Series Canada Fund, Fidelity Series International Growth Fund, Fidelity Series International Value Fund, and Fidelity Total International Equity Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

	(4)	Custodian Agreement, dated May 23, 2019, between Citibank, N.A. and of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 482.

	(5)	Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Investment Trust on behalf of Fidelity Diversified International K6 Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Enduring Opportunities Fund, Fidelity Europe Fund, Fidelity Infrastructure Fund, Fidelity International Capital Appreciation Fund, Fidelity International Discovery Fund, Fidelity International Discovery K6 Fund, Fidelity International Small Cap Fund, Fidelity International Small Cap Opportunities Fund, Fidelity International Value Fund, Fidelity Japan Smaller Companies Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series Emerging Markets Fund, Fidelity Series International Small Cap Fund and Fidelity Total Emerging Markets Fund, is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(10)

	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 187.

	(2)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class A is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 187.

	(3)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class M is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 187.

	(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class C is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 187.

	(5)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class I is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 187.

	(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Canada Fund: Fidelity Advisor Canada Fund Class Z is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 187.

	(7)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 187.

	(8)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class A is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 187.

	(9)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class M is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 187.

	(10)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class C is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 187.

	(11)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund Class I is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 187.

	(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity China Region Fund: Fidelity Advisor China Region Fund: Class Z is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 187.

	(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 187.

(14)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International Fund: Class K is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 187.

(15)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Diversified International K6 Fund is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 187.

(16)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 Fidelity Emerging Asia Fund is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 187.

(17)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 187.

(18)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 187.

(19)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class M is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 187.

(20)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 187.

(21)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund: Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class I is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 187.

(22)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 187.

(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class A is incorporated herein by reference to Exhibit(m)(23) of Post-Effective Amendment No. 189.

(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class M is incorporated herein by reference to Exhibit(m)(24) of Post-Effective Amendment No. 189.

(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class C incorporated herein by reference to Exhibit(m)(25) of Post-Effective Amendment No. 189.

(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class I incorporated herein by reference to Exhibit(m)(26) of Post-Effective Amendment No. 189.

(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Fidelity Advisor Emerging Markets Fund: Class Z incorporated herein by reference to Exhibit(m)(27) of Post-Effective Amendment No. 189.

(28)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Fund: Class K is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 187.

(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 187.

(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class A is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 187.

(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class M is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 187.

(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class C is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 187.

(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund: Class I is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 187.

(34)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Emerging Markets Discovery Fund: Fidelity Advisor Emerging Markets Discovery Fund Class Z is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 187.

(35)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enduring Opportunities Fund is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 187.

(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 187.

(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 187.

(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class M is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 187.

(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class C is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 187.

(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class I is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 187.

(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Europe Fund: Fidelity Advisor Europe Fund Class Z is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 187.

(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex International Fund is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 187.

(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 187.

(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class A is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 187.

(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class M is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 187.

(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class C is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 187.

(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class I is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 187.

(48)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Commodity Stock Fund: Fidelity Advisor Global Commodity Stock Fund Class Z is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 187.

(49)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Equity Income Fund is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 187.

(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Infrastructure Fund, is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 187.

(51)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Capital Appreciation Fund is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 187.

(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Capital Appreciation K6 Fund is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 187.

(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 Fidelity International Discovery Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 187.

(54)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Class K6 is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 187.

(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class A is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 187.

(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class M is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 187.

(57)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class C is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 187.

(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class I is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 187.

(59)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Fund: Fidelity Advisor International Discovery Fund Class Z is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 187.

(60)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Discovery Class K Fund is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 187.

(61)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 187.

(62)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class A is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 187.

(63)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class M is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 187.

(64)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class C is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 187.

(65)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class I is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 187.

(66)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Growth Fund: Fidelity Advisor International Growth Fund Class Z is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 187.

(67)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 187.

(68)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class A is incorporated by reference to Exhibit (m)(68) of Post-Effective Amendment No. 187.

(69)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class M is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 187.

(70)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class C is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 187.

(71)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class I is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 187.

(72)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Fund: Fidelity Advisor International Small Cap Fund Class Z is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 187.

(73)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 187.

(74)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class A is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 187.

(75)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class M is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 187.

(76)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class C is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 187.

(77)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Opportunities Fund Class I is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 187.

(78)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Small Cap Opportunities Fund: Fidelity Advisor International Small Cap Fund Class Z is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 187.

(79)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 187.

(80)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class A is incorporated herein by reference to Exhibit (m)(80) of Post-Effective Amendment No. 187.

(81)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class M is incorporated herein by reference to Exhibit (m)(81) of Post-Effective Amendment No. 187.

(82)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class C is incorporated herein by reference to Exhibit (m)(82) of Post-Effective Amendment No. 187.

(83)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class I is incorporated herein by reference to Exhibit (m)(83) of Post-Effective Amendment No. 187.

(84)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Fund: Fidelity Advisor International Value Fund Class Z is incorporated herein by reference to Exhibit (m)(84) of Post-Effective Amendment No. 187.

(85)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund is incorporated herein by reference to Exhibit (m)(85) of Post-Effective Amendment No. 187.

(86)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class A is incorporated herein by reference to Exhibit (m)(86) of Post-Effective Amendment No. 187.

(87)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class M is incorporated herein by reference to Exhibit (m)(87) of Post-Effective Amendment No. 187.

(88)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class C is incorporated herein by reference to Exhibit (m)(88) of Post-Effective Amendment No. 187.

(89)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund Class I is incorporated herein by reference to Exhibit (m)(89) of Post-Effective Amendment No. 187.

(90)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Fund: Fidelity Advisor Japan Fund: Fidelity Advisor Japan Fund Class Z is incorporated herein by reference to Exhibit (m)(90) of Post-Effective Amendment No. 187.

(91)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Japan Smaller Companies Fund is incorporated herein by reference to Exhibit (m)(91) of Post-Effective Amendment No. 187.

(92)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund is incorporated herein by reference to Exhibit (m)(92) of Post-Effective Amendment No. 187.

(93)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class A is incorporated herein by reference to Exhibit (m)(93) of Post-Effective Amendment No. 187.

(94)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class M is incorporated herein by reference to Exhibit (m)(94) of Post-Effective Amendment No. 187.

(95)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class C is incorporated herein by reference to Exhibit (m)(95) of Post-Effective Amendment No. 187.

(96)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class I is incorporated herein by reference to Exhibit (m)(96) of Post-Effective Amendment No. 187.

(97)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Latin America Fund: Fidelity Advisor Latin America Fund Class Z is incorporated herein by reference to Exhibit (m)(97) of Post-Effective Amendment No. 187.

(98)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Nordic Fund is incorporated herein by reference to Exhibit (m)(98) of Post-Effective Amendment No. 187.

(99)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund is incorporated herein by reference to Exhibit (m)(99) of Post-Effective Amendment No. 187.

(100)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Overseas Fund: Class K is incorporated herein by reference to Exhibit (m)(100) of Post-Effective Amendment No. 187.

(101)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit (m)(101) of Post-Effective Amendment No. 187.

(102)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity SAI International SMA Completion Fund is incorporated herein by reference to Exhibit (m)(102) of Post-Effective Amendment No. 187.

(103)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Canada Fund is incorporated herein by reference to Exhibit (m)(103) of Post-Effective Amendment No. 187.

(104)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Opportunities Fund is incorporated herein by reference to Exhibit (m)(104) of Post-Effective Amendment No. 187.

(105)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(105) of Post-Effective Amendment No. 187.

(106)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Growth Fund is incorporated herein by reference to Exhibit (m)(106) of Post-Effective Amendment No. 187.

(107)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Small Cap Fund is incorporated herein by reference to Exhibit (m)(107) of Post-Effective Amendment No. 187.

(108)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series International Value Fund is incorporated herein by reference to Exhibit (m)(108) of Post-Effective Amendment No. 187.

(109)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Overseas Fund is incorporated herein by reference to Exhibit (m)(109) of Post-Effective Amendment No. 187.

(110)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund is incorporated herein by reference to Exhibit (m)(110) of Post-Effective Amendment No. 187.

(111)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class A is incorporated herein by reference to Exhibit (m)(111) of Post-Effective Amendment No. 187.

(112)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class C is incorporated herein by reference to Exhibit (m)(112) of Post-Effective Amendment No. 187.

(113)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class M is incorporated herein by reference to Exhibit (m)(113) of Post-Effective Amendment No. 187.

(114)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class I is incorporated herein by reference to Exhibit (m)(114) of Post-Effective Amendment No. 187.

(115)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Emerging Markets Fund: Fidelity Advisor Total Emerging Markets Fund Class Z is incorporated herein by reference to Exhibit (m)(115) of Post-Effective Amendment No. 187.

(116)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund is incorporated herein by reference to Exhibit (m)(116) of Post-Effective Amendment No. 187.

(117)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class A is incorporated herein by reference to Exhibit (m)(117) of Post-Effective Amendment No. 187.

(118)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class M is incorporated herein by reference to Exhibit (m)(118) of Post-Effective Amendment No. 187.

(119)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class C is incorporated herein by reference to Exhibit (m)(119) of Post-Effective Amendment No. 187.

(120)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Advisor Total International Equity Fund Class I is incorporated herein by reference to Exhibit (m)(120) of Post-Effective Amendment No. 187.

(121)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total International Equity Fund: Fidelity Total International Equity Fund Class Z is incorporated herein by reference to Exhibit (m)(121) of Post-Effective Amendment No. 187.

(122)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund is incorporated herein by reference to Exhibit (m)(122) of Post-Effective Amendment No. 187.

(123)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class A is incorporated herein by reference to Exhibit (m)(123) of Post-Effective Amendment No. 187.

	(124)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class M is incorporated herein by reference to Exhibit (m)(124) of Post-Effective Amendment No. 187.

	(125)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class C is incorporated herein by reference to Exhibit (m)(125) of Post-Effective Amendment No. 187.

	(126)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class I is incorporated herein by reference to Exhibit (m)(126) of Post-Effective Amendment No. 187.

	(127)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Worldwide Fund: Fidelity Advisor Worldwide Fund Class Z is incorporated herein by reference to Exhibit (m)(127) of Post-Effective Amendment No. 187.

(11)	Opinion and Consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Investment Trust’s N-14.

(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters—To be filed by Post-Effective Amendment.

(13)	Not applicable.

(14)

	(1)	Consent of PricewaterhouseCoopers LLP, dated February 12, 2021, is filed herein as Exhibit 14(1).

	(2)	Consent of Deloitte & Touche LLP, dated February 12, 2021, is filed herein as Exhibit 14(2).

(15)	Not applicable.

(16)

	(1)	Power of Attorney, dated December 1, 2020, is filed herein as Exhibit 16(1).

	(2)	Power of Attorney, dated January 1, 2021, is filed herein as Exhibit 16(2).

(17)	Not applicable.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of February 2021.

Fidelity Investment Trust

By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	February 16, 2021
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	February 16, 2021
John J. Burke III		(Principal Financial Officer)

/s/ Jonathan Chiel	*	Trustee	February 16, 2021
Jonathan Chiel

/s/ Dennis J. Dirks	*	Trustee	February 16, 2021
Dennis J. Dirks

/s/ Donald F. Donahue	*	Trustee	February 16, 2021
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	February 16, 2021
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	February 16, 2021
Vicki L. Fuller

	*	Trustee
Alan J. Lacy

	*	Trustee
Ned C. Lautenbach

/s/ Patricia L. Kampling	*	Trustee	February 16, 2021
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	February 16, 2021
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	February 16, 2021
Robert A. Lawrence

	*	Trustee
Joseph Mauriello

	*	Trustee
Cornelia M. Small

/s/ Garnett A. Smith	*	Trustee	February 16, 2021
Garnett A. Smith

/s/ David M. Thomas	*	Trustee	February 16, 2021
David M. Thomas

/s/ Susan Tomasky	*	Trustee	February 16, 2021
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	February 16, 2021
Michael E. Wiley

* By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated December 1, 2020 and January 1, 2021 and filed herewith.